As filed with the Securities and Exchange Commission on April 17, 1998.

File No. 33-73738
File No. 811-8260

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |_|
     Pre-Effective Amendment No.                                            |_|
     Post-Effective Amendment No. 8                                         |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |_|
     Amendment No. 9                                                        |X|

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (319) 352-4090

                            Barbara L. Secor, Esquire
                                2000 Heritage Way
                               Waverly, Iowa 50677
               (Name and Address of Agent for Service of Process)

It   is proposed that this filing will become effective (check  appropriate box)

|_|  immediately  upon filing  pursuant to paragraph (b) of Rule 485

|_| on   pursuant to paragraph (b) of Rule 485

|_| 60 days after filing pursuant  to  paragraph  (a)(i) of Rule 485

|X| on May 1, 1999 pursuant  to  paragraph (a)(i) of Rule 485

|_| 75 days after filing  pursuant to paragraph  (a)(ii)

|_| on pursuant to paragraph (a)(ii) of Rule 485

The index to attached exhibits is found following the signature pages.

================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY                                   PROSPECTUS
2000 Heritage Way, Waverly, Iowa  50677-9202
(319) 352-4090        (800) 798-5500                                May 1, 1999


This Prospectus describes the individual flexible premium deferred variable annuity contract ("Contract") being offered by CUNA Mutual Life Insurance Company ("Company"). Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or to or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended ("Code").

The Owner ("you") may allocate  purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the CUNA Mutual Life Variable Annuity Account ("Variable Account"), or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract value to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option and will affect the size of variable annuity payments after the annuity date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

Each Subaccount of the Variable Account invests solely in a corresponding portfolio of one of the following Funds:

Ultra Series Fund
     Capital Appreciation Stock Fund
     Mid-Cap Stock Fund
     Growth and Income Stock Fund
     Balanced Fund
     Bond Fund
     Money Market Fund

T. Rowe Price International Series, Inc.
     International Stock Portfolio

MFS(R)Variable  Insurance  TrustSM  ("MFS  Variable  Insurance  Trust")
     MFS(R) Global Governments SeriesSM ("MFS Global Governments Series") MFS(R) Emerging Growth Series SM ("MFS Emerging Growth Series")

Oppenheimer Variable Account Funds
     Oppenheimer High Income Fund

Templeton Variable Products Series Fund
     Templeton Developing Markets Fund: Class 2

Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 1999, free of charge by contacting the Company at the address or telephone number shown above. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI material incorporated by reference and other information.

This Prospectus must be accompanied by a current prospectus for the Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. Unlike credit union and bank accounts, Contract Value invested in the Variable Account is not insured. Variable Contract Value is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

EXPENSE TABLES..................................................................

DEFINITIONS.....................................................................

SUMMARY.........................................................................
   The Contract.................................................................
   Charges and Deductions.......................................................
   Annuity Provisions...........................................................
   Federal Tax Status...........................................................

CONDENSED FINANCIAL INFORMATION.................................................

CUNA MUTUAL LIFE INSURANCE COMPANY, THE CUNA MUTUAL LIFE
     VARIABLE ANNUITY ACCOUNT, AND THE UNDERLYING FUNDS.........................
   CUNA Mutual Life Insurance Company...........................................
   CUNA Mutual Life Variable Annuity Account....................................
   The Underlying Funds.........................................................
   The Ultra Series Fund........................................................
     Capital Appreciation Stock Fund............................................
     Mid-Cap Stock Fund.........................................................
     Growth and Income Stock Fund...............................................
     Balanced Fund..............................................................
     Bond Fund..................................................................
     Money Market Fund..........................................................
   T. Rowe Price International Series, Inc......................................
     International Stock Portfolio..............................................
   MFS Variable Insurance Trust.................................................
     MFS Global Governments Series..............................................
     MFS Emerging Growth Series.................................................
   Oppenheimer Variable Account Funds...........................................
     Oppenheimer High Income Fund...............................................
   Templeton Variable Products Series Fund......................................
     Templeton Developing Markets Fund: Class 2.................................
   Availability of the Funds....................................................
   Resolving Material Conflicts.................................................
   Addition, Deletion or Substitution of Investments............................

DESCRIPTION OF THE CONTRACT.....................................................
   Issuance of a Contract.......................................................
   Purchase Payments............................................................
   Right to Examine.............................................................
   Allocation of Purchase Payments..............................................
   Variable Contract Value......................................................
   Transfer Privileges..........................................................
   Surrenders and Partial Withdrawals...........................................
   Contract Loans...............................................................
   Death Benefit Before the Annuity Date........................................
   Death Benefit After the Annuity Date.........................................
   Annuity Payments on the Annuity Date.........................................
   Payments.....................................................................
   Modification.................................................................
   Reports to Owners............................................................
   Inquiries....................................................................

THE GUARANTEED INTEREST OPTION..................................................
   Category 1...................................................................
     Guaranteed Interest Option Value...........................................
     Guarantee Periods..........................................................
     Net Purchase Payment Preservation Program..................................
     Interest Adjustment........................................................
   Category 2...................................................................
     Guaranteed Interest Option Value...........................................
     Guarantee Periods..........................................................
     Net Purchase Payment Preservation Program..................................
   Category 3...................................................................

CHARGES AND DEDUCTIONS..........................................................
   Surrender Charge (Contingent Deferred Sales Charge)..........................
   Annual Contract Fee..........................................................
   Asset-Based Administration Charge............................................
   Transfer Processing Fee......................................................
   Lost Contract Request........................................................
   Mortality and Expense Risk Charge............................................
   Fund Expenses................................................................
   Premium Taxes................................................................
   Other Taxes..................................................................

ANNUITY PAYMENT OPTIONS.........................................................
   Election of Annuity Payment Options..........................................
   Fixed Annuity Payments.......................................................
   Variable Annuity Payments....................................................
   Description of Annuity Payment Options.......................................

YIELDS AND TOTAL RETURNS........................................................

FEDERAL TAX MATTERS.............................................................
   Introduction.................................................................
   Tax Status of the Contract...................................................
   Taxation of Annuities........................................................
   Transfers, Assignments or Exchanges of a Contract............................
   Withholding..................................................................
   Multiple Contracts...........................................................
   Taxation of Qualified Plans..................................................
   Possible Charge for the Company's Taxes......................................
   Other Tax Consequences.......................................................

DISTRIBUTION OF THE CONTRACTS...................................................

LEGAL PROCEEDINGS...............................................................

PREPARING FOR YEAR 2000.........................................................

VOTING RIGHTS...................................................................

COMPANY HOLIDAYS................................................................

FINANCIAL STATEMENTS............................................................

                                   DEFINITIONS

Accumulation Unit

A unit of measure used to calculate Variable Contract Value.

Adjusted  Contract  Value

The Contract Value less applicable premium tax not yet deducted, less a pro-rated portion of the annual Contract fee, plus or minus any applicable interest adjustment, and (for annuity option 1) less any applicable surrender charges as of the Annuity Date.

Annuitant

The person or persons whose life (or lives) determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant.

Annuity Date

The date when the Adjusted Contract Value will be applied under an annuity payment option, if the Annuitant is still living.

Annuity Unit

A unit of measure used to calculate variable annuity payments.

Beneficiary

The person to whom the proceeds payable on the death of an Annuitant will be paid.

Contract Anniversary

The same date in each Contract Year as the Contract Date.

Contract Date

The date set forth on the specifications page of the Contract which is used to determine Contract Years and Contract Anniversaries.

Contract  Year

A  twelve-month  period  beginning  on  the  Contract  Date  or  on  a  Contract
Anniversary.

Contract Value

The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Guaranteed Interest Option Value and the balance of the Loan Account.

DCA One Year Guarantee Period

A Dollar Cost Averaging One Year Guarantee Period described in the Section entitled THE GUARANTEED INTEREST OPTION.

Due Proof of Death

Proof of death satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

     (a) a certified copy of the death record;
     (b) a certified copy of a court decree reciting a finding of death;
     (c) any other proof satisfactory to the Company.

General Account

The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.

Guarantee Amount

Any portion of Guaranteed Interest Option Value allocated to a particular Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals therefrom.

Guarantee Period

A choice under the Guaranteed Interest Option of a specific number of years for which the Company agrees to credit a particular effective annual interest rate.

Guaranteed  Interest  Option

An allocation option under the Contract funded by the Company's General Account. It is neither part of nor dependent upon the investment performance of the Variable Account.

Guaranteed Interest Option Value

The value of the Contract in the Guaranteed Interest Option.

Home Office

The Company's principal office at 2000 Heritage Way, Waverly, Iowa 50677.

Loan Account

For any Contract, a portion of the Company's General Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

Loan Amount

At any time other than a Contract Anniversary, the Contract Value in the Loan Account plus any interest charges accrued on such Contract Value up to that time.

Net Purchase Payment

A purchase payment less any premium taxes deducted from purchase payments.


Non-Qualified Contract

A contract that is not a "Qualified Contract."

Owner

The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

Payee

The Annuitant(s) during the annuity period.

Qualified Contract

A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457 of the Code.

Series

An investment portfolio (sometimes called a "Fund") of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a Subaccount invests.

Subaccount

A subdivision of the Variable Account, the assets of which are invested in a corresponding underlying Fund.

Surrender Value

The Contract Value plus the value of any paid-up annuity additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan Amount.

Valuation Day

For each Subaccount, each day on which the New York Stock Exchange is open for business except for the holidays listed in the Prospectus under "Company Holidays" and any day that a Subaccount's corresponding Fund does not value its shares.

Valuation Period

The period that starts at 3:00 p.m. Central Time on one Valuation Day and ends at 3:00 p.m. on the next succeeding Valuation Day.

Variable Account

CUNA Mutual Life Variable Annuity Account.

Variable Contract Value

The value of the Contract in the Variable Account.

Written Notice

A Written Notice or request in a form satisfactory to the Company which is signed by the Owner and received at the Home Office.

                                 EXPENSE TABLES

The following expense information assumes that the entire Contract Value is Variable Contract Value.

Owner Transaction Expenses

     Sales Charge Imposed on Purchase Payments                        None
     Maximum Surrender Charge (contingent deferred
       sales charge) as a percentage of purchase payments             7%
     Transfer Processing Fee                                          None*

Annual Contract Fee                                                   $30**

Variable Account Annual Expenses
     (as a percentage of net assets)

     Mortality and Expense Risk Charge                                1.25%
     Other Variable Account Expenses                                  0.15%

     Total Variable Account Expenses                                  1.40%

Annual Fund Expenses
         (as percentage of average net assets)

                                                                                                                       Total Annual
                      Portfolio Name                          Management Fees     Other Expenses     12b-1 Fees        Fund Expenses
Capital Appreciation Stock Fund                                    0.80%              0.01%             None               0.81%
Mid-Cap Stock Fund                                                 1.00%              0.01%             None               1.01%
Growth and Income Stock Fund                                       0.60%              0.01%             None               0.61%
Balanced Fund                                                      0.70%              0.01%             None               0.71%
Bond Fund                                                          0.55%              0.01%             None               0.56%
Money Market Fund                                                  0.45%              0.01%             None               0.46%
International Stock Portfolio                                      1.05%               0.0%             None               1.05%
MFS Global Governments Series                                      0.75%           0.25%(1)(2)          None               1.00%
(After expense limitation)
MFS Emerging Growth Series                                         0.75%            0.12% (1)           None               0.87%
(After expense limitation)
Oppenheimer High Income Fund                                       0.75%              0.06%             None               0.81%
Templeton Developing Markets Fund:  Class 2(3)                     1.25%              0.33%             0.25%              1.83%

* The Company reserves the right to charge a $10 transfer fee on each transfer after the first 12 transfers in any Contract Year. (See SUMMARY, Charges and Deductions.)
** The Company does not deduct the annual Contract fee if the Contract Value is $25,000 or more. (See SUMMARY, Annual Contract Fee.)

(1) These Series have an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses".

(2) The annual expenses listed for the MFS Global Governments Series are net of certain reimbursements by its investment adviser. The investment adviser has agreed to bear, subject to reimbursement, until December 31, 2004, expenses of the Global Governments Series such that the Series' aggregate operating expenses do not exceed 1.00%, on an annualized basis, of its average daily net assets. See "Information Concerning Shares of The Series
     - Expenses" in the prospectus of the MFS Global Governments Series. For the 1998 fiscal year, absent this expense arrangement, the "Other Expenses" and the "Total Annual Fund Expenses" shown above would be .___% and ____%, respectively.

(3) Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

Premium taxes may be applicable, depending on the laws of various jurisdictions.

Each underlying Fund's management provided us with the expense information for these underlying Funds. We have not independently verified this information.

The tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect the expenses for the Variable Account and for each of the underlying Funds available as investment options for the fiscal year ended December 31, 1998. Expenses of the funds are not fixed or specified under the terms of the Contract, and actual expenses may vary. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for the Ultra Series Fund, the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund which accompany this Prospectus.

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1.       If the Contract is surrendered (or annuitized under annuity option 1) at the end of the applicable time period:

Subaccount                                 1 Year           3 Years          5 Years         10 Years
Capital Appreciation Stock
Growth and Income Stock
Mid-Cap Stock Fund
Balanced
Bond
Money Market
International Stock
MFS Global Governments
MFS Emerging Growth
Oppenheimer High Income
Templeton Developing Markets

2.       If the Contract is not surrendered or is annuitized (for annuity options 2 - 4) at the end of the applicable time period:

Subaccount                                 1 Year          3 Years           5 Years         10 Years
Capital Appreciation Stock
Growth and Income Stock
Mid-Cap Stock Fund
Balanced
Bond
Money Market
International Stock
MFS Global Governments
MFS Emerging Growth
Oppenheimer High Income
Templeton Developing Markets

The examples provided above assume that no transfer charges, premium taxes, or interest adjustment have been assessed. The examples also assume that the annual Contract fee is $30 and that the average Contract Value is $__________, which translates the Contract fee into an assumed 0.0008181% charge for the purposes of the examples based on a $1,000 investment.

The examples should not be considered a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

                         CONDENSED FINANCIAL INFORMATION

The following information is a part of the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 1994, 1995, 1996, 1997 and 1998.

                      Capital Appreciation Stock Subaccount

                              1998         1997        1996        1995  1994*
Net asset value:
Beginning of period                      $15.45      $12.90      $10.00
End of period                             20.05       15.45       12.90

Percentage increase in                   29.77%      19.77%      29.00%
unit value during period

Number of units                       6,732,473   4,495,720   2,024,589
outstanding at end of
period

                       Growth and Income Stock Subaccount


                              1998         1997        1996        1995  1994*


Net asset value:
Beginning of period                      $15.36      $12.76       $9.82
End of period                             19.91       15.36       12.76

Percentage increase in                   29.62%      20.38%      29.90%
unit value during period

Number of units                      14,176,543   8,541,383   2,807,876
outstanding at end of
period

                               Balanced Subaccount


                              1998         1997        1996        1995  1994*
Net asset value:
Beginning of period                      $13.03      $11.92       $9.89
End of period                             15.02       13.03       11.92

Percentage increase in                   15.27%       9.31%       20.5%
unit value during period

Number of units                      12,307,622   7,783,833   2,698,049
outstanding at end of
period


                                 Bond Subaccount


                              1998         1997        1996        1995  1994*
Net asset value:
Beginning of period                      $11.52      $11.36       $9.89
End of period                             12.21       11.52       11.36

Percentage increase in                    5.99%       1.41%       14.9%
unit value during period

Number of units                       2,755,770   1,686,539     556,749
outstanding at end of
period


                             Money Market Subaccount

                              1998         1997        1996        1995  1994*
Net asset value:
Beginning of period                      $10.91      $10.55      $10.16
End of period                             11.31       10.91       10.55

Percentage increase in                    3.67%       3.41%        3.8%
unit value during period

Number of units                       1,551,829   1,492,704     637,911
outstanding at end of
period


                            International Subaccount

                              1998         1997        1996        1995  1994*
Net asset value:
Beginning of period                      $12.40      $10.96       $9.99
End of period                             12.61       12.40       10.96

Percentage increase in                    1.69%      13.14%       9.71%
unit value during period

Number of units                       4,373,475   2,683,277   1,090,681
outstanding at end of
period



                          Global Governments Subaccount

                              1998         1997        1996        1995
Net asset value:
Beginning of period                      $11.58      $11.29      $10.01
End of period                             11.29       11.58       11.29

Percentage increase in                  (2.50)%       2.57%       12.8%
unit value during period

Number of units                       1,232,126   1,033,483     505,990
outstanding at end of
period


                           Emerging Growth Subaccount

                              1998        1997       1996**         1995
Net asset value:
Beginning of period                      $10.08      $10.00
End of period                             12.12       10.08

Percentage increase in                   20.24%       0.80%
unit value during period

Number of units                       3,752,045   1,650,627
outstanding at end of
period


                       Oppenheimer High Income Subaccount

                              1998         1997***
Net asset value:
Beginning of period                      $10.00
End of period                             10.99

Percentage increase in                     9.9%
unit value during period

Number of units                       1,234,868
outstanding at end of
period


                    Templeton Developing Markets Subaccount

                              1998         1997***
Net asset value:
Beginning of period                      $10.00
End of period                              6.64

Percentage increase in                 (33.60)%
unit value during period

Number of units                         458,727
outstanding at end of
period

*This column reflects per unit information from June 1, 1994 (the commencement of operations) through December 31, 1994.

**1996 data is for the eight-month period beginning May 1, 1996, and ending December 31, 1996.

***1997 data is for the eight-month period beginning May 1, 1997, and ending December 31, 1997.

                                     SUMMARY

The following summarizes information which is described in more detail later in the prospectus.

The Contract

Issuance of a Contract. The Company issues Contracts to individuals or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 (age 78 in Pennsylvania) on the Contract Date.

"Right to Examine" Period. You have the right to return the Contract within 10 days after you receive it. If you return the Contract, it will become void. The Company will refund to you the Contract Value as of the date the Contract is received at our Home office plus any premium taxes deducted. You are subject to market risk during the "right to examine" period. You may get back more or less than aggregate purchase payments you have made during this period. If required, the Company will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.)

Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 5% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. The Company will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee
Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Notice to the Company on or before the Annuity Date, you may withdraw part of your Contract's Surrender Value, subject to certain imitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Notice to the Company, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Charges and Deductions

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid. Under certain circumstances, this charge may also be deducted from a death benefit payment or upon the election of certain annuity payment options.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value exceeds $25,000.) Before the Annuity Date, the Company deducts this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, the Company deducts this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses the Company incurs in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. The Company pays any state or local premium taxes applicable to a
Contract: (a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an annuity payment option, or (d) upon payment of a death benefit. The Company reserves the right to deduct premium taxes at the time it pays such taxes. (See CHARGES AND DEDUCTIONS, Premium Taxes.)

Annuity Provisions

You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday or (2) 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be on or before: (1) the Annuitant reaching age 70 1/2 or (2) any other date meeting the requirements of the Code. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an annuity payment option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)

Federal Tax Status

Generally, any distribution from your Contract may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal income status of variable annuity contracts, see Federal Tax Matters.

                       CUNA MUTUAL LIFE INSURANCE COMPANY,
               THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND
                              THE UNDERLYING FUNDS

CUNA Mutual Life Insurance Company (the Company), is the insurer. CUNA Mutual Life Variable Annuity Account (the Variable Account), is a separate account of the Company. Five registered investment companies of the series type serve as underlying investment options for the Variable Account.

CUNA Mutual Life Insurance Company

CUNA Mutual Life Insurance Company is a mutual life insurance company organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The Company organized as a fraternal benefit society with the name "Mutual Aid Society of the Evangelical Lutheran Synod of Iowa and Other States," changed its name to "Lutheran Mutual Aid Society" in 1911, and reorganized as a mutual life insurance company called "Lutheran Mutual Life Insurance Company" on January 1, 1938. On December 28, 1984, the Company changed its name to "Century Life of America" and on December 31, 1996 the Company changed its name to "CUNA Mutual Life Insurance Company."

On July 1, 1990, the Company entered into a permanent affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), 5910 Mineral Point Road, Madison WI 53705-4456. The terms of an Agreement of Permanent Affiliation provide for extensive financial sharing between the Company and CUNA Mutual of individual life insurance business through reinsurance arrangements, the joint development of business plans and distribution systems for individual insurance and other financial service products within the credit union system, and the sharing of certain resources and facilities. At the current time, all of the directors of the Company are also directors of CUNA Mutual and many of the senior executive officers of the Company hold similar positions with CUNA Mutual. The affiliation, however, is not a merger or consolidation. Both companies remain separate corporate entities and their respective Owners retain their voting rights. The Company and CUNA Mutual along with their subsidiaries are referred to herein as the "CUNA Mutual Group".

As of December 31, 1998, the Company had more than $4 billion in assets and more than $11 billion of life insurance in force. Effective June 1998, and through the date of this Prospectus, A.M. Best rated the Company A (Excellent). Effective March 1998, and through the date of this Prospectus, Duff & Phelps rated the Company AA. These are the most recent ratings available as of the date of this Prospectus. Periodically, the rating agencies review the ratings of the Company. To obtain the most current ratings, contact the Company at the address or telephone number shown on the first page of this Prospectus.

The objective of Best's rating system is to evaluate the factors affecting overall performance of an insurance company and then provide an opinion of a company's financial strength and ability to meet its contractual obligations relative to other companies in the industry. The evaluation includes both quantitative and qualitative analysis of a company's financial and operating performance.

Duff & Phelps Credit Rating Co. rates insurance companies on their claims paying abilities. It bases these ratings on its assessment of the economic fundamentals of the company's principal lines of business, the company's competitive position, the company's management capability, the relationship of the company to its affiliates and the company's asset and liability management practices.

The Company and CUNA Mutual are members of the Insurance Marketplace Standards Association (IMSA). IMSA is a newly formed independent industry organization dedicated to the practice of high ethical standards in the sale of individually-sold life insurance and annuity products. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Company owns a one-half interest in CIMCO Inc. (the Investment Adviser to the Ultra Series Fund). CUNA Mutual owns CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin, 53705. CUNA Mutual Investment Corporation owns CUNA Brokerage Services, Inc. (the principal underwriter for the Variable Account) and owns a one-half interest in CIMCO Inc. (the Investment Adviser to the Ultra Series Fund).

CUNA Mutual Life Variable Annuity Account

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account will receive and invest Net Purchase Payments made under the Contracts. In addition, the Variable Account may receive and invest purchase payments for other variable annuity contracts issued in the future by the Company.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Variable Account. The Company has the right to transfer to the General Account any assets of the Variable Account which are in excess of reserves and other Contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

The Variable Account is divided into Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, realized or unrealized, from the assets allocated to each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses of any other Subaccount, Separate Account or the Company itself.

The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

The Underlying Funds

The Variable Account invests in the Ultra Series Fund (Class Z shares), the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more investment portfolios or Funds. Each is registered with the SEC as an open-end, management investment company.

The investment objectives and policies of each Fund are summarized below. There is no assurance that any Fund will achieve its stated objectives. More detailed information, including a description of risks and expenses, may be found in the Fund prospectuses which must accompany or precede this Prospectus. The prospectuses should be read carefully and retained for future reference.

The Ultra Series Fund

The Ultra Series Fund is a series fund with two classes of shares within each of seven investment portfolios. Class C shares are offered to unaffiliated insurance company separate accounts and unaffiliated qualified retirement plans. Class Z shares are offered to CUNA Mutual Group affiliates separate accounts and qualified retirement plans. Currently, the Ultra Series Fund offers six Funds as investment options under the Policies.

Capital Appreciation Stock Fund. The Capital Appreciation Stock Fund seeks long-term capital appreciation.

Mid-Cap Stock Fund. The Mid-Cap Stock Fund seeks long-term capital appreciation by investing in midsize and small companies.

Growth and Income Stock Fund. The Growth and Income Stock Fund seeks long-term capital growth, with income as a secondary consideration.

Balanced Fund. The Balanced Fund seeks a high total return through the combination of income and capital appreciation.

Bond Fund. The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk, primarily through investment in a diversified portfolio of income bearing debt securities.

Money Market Fund. The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity. The fund intends to maintain a stable value of $1.00 per share.

Treasury 2000 Fund. The Treasury 2000 Fund seeks to provide safety of capital and a relatively predictable payout upon portfolio maturity.

CIMCO Inc.  ("CIMCO") serves as investment  adviser to the Ultra Series Fund and
manages  its  assets  in  accordance   with  general   policies  and  guidelines
established by the trustees of the Ultra Series Fund.

T. Rowe Price International Series, Inc.

International  Stock  Portfolio.  This Fund  seeks  long-term  growth of capital
through  investments  primarily  in  common  stocks  of  established,   non-U.S.
companies.

Rowe Price-Fleming International, Inc. ("RPFI") serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of the T. Rowe Price International Series, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

MFS Variable Insurance Trust

MFS Global Governments Series. The fund's investment objective is to provide income and capital appreciation. The fund's objective may be modified without shareholder approval.

MFS Emerging Growth Series. This Fund seeks long-term growth of capital through investments primarily in equity common stock of emerging growth companies.

Massachusetts Financial Services Company ("MFS") serves as the investment adviser to the MFS Global Governments Series and MFS Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of the MFS Variable Insurance Trust. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a wholly owned subsidiary of Sun Life Assurance Company of Canada.

Oppenheimer Variable Account Funds

Oppenheimer High Income Fund. This Fund seeks a high level of current income from investments in high yield fixed-income securities. High Income Fund's investments include unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

Oppenheimer Funds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

Templeton Variable Products Series Fund

The Templeton Variable Products Series Fund is only available as an underlying investment of the Variable Account in which this Contract invests.

Templeton Developing Markets Fund: Class 2. This Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers in countries having developing markets.

Class 2 of the Templeton Developing Markets Fund pays 0.25% of the average daily net assets of the Fund annually under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Amounts paid under the 12b-1 Plan to the Company may be used for furnishing certain contract owner services or distribution activities.

Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions. Templeton Asset Management Ltd. is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned U.S. company. Franklin Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson Jr.

Availability of the Funds

The Variable Account purchases shares of the International Stock Portfolio, the MFS Global Governments Series and the MFS Emerging Growth Series, the Oppenheimer High Income Fund, and the Templeton Developing Markets Fund: Class 2 in accordance with four participation agreements. The termination provisions of these agreements vary. A summary of the termination provisions of these agreements may be found in the Statement of Additional Information.

If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by that agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in that Fund.

Resolving Material Conflicts

The Ultra Series Fund. Because Class Z shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts to fund individual and group variable annuity contracts as well as individual variable life insurance contracts and qualified retirement plans sponsored by CUNA Mutual Group, and Class C shares of the Ultra Series Fund may be sold to unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise because the Ultra Series Fund offers shares to (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) to support variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) to support affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or Classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

The T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund. The T. Rowe Price International Series, Inc. currently sells shares of the International Stock Portfolio to the Variable Account and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity and variable life contracts. The MFS Variable Insurance Trust currently sells shares of its MFS World Governments Series and its MFS Emerging Growth Series to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity contracts (and to MFS as a seed money investment). The Oppenheimer Variable Account Funds currently sells shares of its Oppenheimer High Income Fund to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity contracts. The Templeton Variable Products Series Fund currently sells shares of its Templeton Developing Markets
Fund: Class 2 to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity and variable life contracts. Shares of the International Stock Portfolio, the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund, and the Templeton Developing Markets
Fund: Class 2 may in the future be sold to other separate accounts of the Company and to separate accounts of other affiliated or unaffiliated life insurance companies to support other variable annuity or variable life insurance contracts. Shares of the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund and the Templeton Developing Markets
Fund: Class 2 also may in the future be sold to qualified retirement plans.

Currently, the Company does not foresee any disadvantages to Owners arising from the sale of such shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund will each monitor events related to their Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the Fund's offering its shares to (1) support both variable life insurance Contracts and variable annuity Contracts, or (2) support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies. In addition, the management of the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund will monitor the Trusts in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if the Company believes that the response of the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, or the Templeton Variable Products Series Fund to any such conflict insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Variable Account's investment in the International Stock Portfolio, the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund or the Templeton Developing Markets
Fund: Class 2 as appropriate. (The prospectuses for the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund also address the material conflict issue.)

Addition, Deletion or Substitution of Investments

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in the Company's judgment, further investment in any Fund should become inappropriate, the Company may redeem the shares, if any, of that Fund and substitute shares of another Fund. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. The Company may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by the Company. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, the Company (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If the Company considers it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other Company separate accounts, or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

DESCRIPTION OF THE CONTRACT

Issuance of a Contract

In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a broker-dealer having a selling agreement with CUNA Brokerage or a broker-dealer having a selling agreement with such broker-dealer. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 (age 78 in Pennsylvania) on the Contract Date.

Purchase Payments

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

    *$5,000 for a Contract other than those specified below.

    *$2,000 for Contracts  that qualify for special  federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

    *$300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

    *The value of a Contract exchanged pursuant to Section 1035 of the Code, if the Company had approved the transaction prior to the exchange.

    *$600 for a Contract  sold to  employees of the Company and its subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law does not permit the Company to accept more than $2,000.00 for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

The Company reserves the right not to accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday (78th birthday in Pennsylvania), (2) purchase payments of less than $100, and (3) purchase payments in excess of $1 million. Also, the Company reserves the right to change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

The Company reserves the right, if allowed by state law, to terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, and (2) aggregate purchase payments up to the time of termination total less than $2,000, and (3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep an annuity in place for a substantial period should purchase an annuity.

Right to Examine

The Contract provides for an initial "right to examine" period. The Owner has the right to return the Contract within 10 days of receiving it. In some states, this period may be longer than 10 days.

In all states except Georgia, Idaho, Michigan, Nevada, North Carolina, Oklahoma, South Carolina, Utah, and Washington: The Owner is subject to market risk during the Right to Examine period. When the Company receives the returned Contract or when the sales representative who sold the Contract receives the returned Contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to the Contract Value as of the date the returned Contract is received in the Home Office plus any premium taxes deducted for all plan types except IRAs. This amount may be more or less than the aggregate amount of purchase payments made up to that time. For IRAs, aggregate purchase payments are returned.

In the states of Georgia, Idaho, Michigan, Nevada, North Carolina, Oklahoma, South Carolina, Utah, and Washington: When the Company receives the returned Contract or when the sales representative who sold the contract receives the returned Contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to aggregate purchase payments made. In these states, the initial purchase payments will be allocated to the money market subaccount for 20 days following the Contract Date.

In some states, the refund amount may differ from the description above if the contract is a replacement for an existing contract. Allocation of Purchase Payments

At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 5% of a purchase payment and be in whole percentages.
An allocation to the Guaranteed Interest Option must be for at least $1,000.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by the Company at its Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

Notwithstanding the foregoing, in jurisdictions where the Company must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.

Any subsequent Net Purchase Payments will be allocated as of the end of the Valuation Period in which the subsequent Net Purchase Payment is received by the Company and will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Notice. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

Variable Contract Value

The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the total of the values attributable to the Contract in each of the Subaccounts. The Subaccounts are valued by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

     (1)  Is the result of:

          (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

          (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that the Company determines to be attributable to the operations of the Subaccount.

     (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

     (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

Transfer Privileges

General. Before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. Transfers will be made as of the Valuation Day on which Written Notice requesting such transfer is received by the Company if received before 3:00 p.m. Central Time. Transfers will be made as of the Valuation Day next following the day on which Written Notice requesting such transfer is received if received after 3:00 p.m. Central Time. Subject to these restrictions, there currently is no limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.

Transfers may be made by written request or by telephone. The Company will only honor telephone transfer requests if it has a currently valid telephone transfer authorization form on file signed by the Owner(s). A telephone transfer authorization form received by the Company at the Home Office is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received at the Home Office. If a currently valid telephone transfer authorization form is on file, the Company may act upon the instructions of any one Owner. The Company is not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If the Company follows these procedures, it will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.

The Company reserves the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, the Company reserves the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for each transfer after the 12th during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any other time by written request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the Money Market Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Money Market or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 5% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Money Market Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election (by Written Notice or by telephone if the Company has the Owner's telephone authorization form on file); or (3) for three successive months, the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. The Company reserves the right to discontinue offering dollar-cost averaging at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any other time by written request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 5% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election (by Written Notice or by telephone if the Company has the Owner's telephone authorization form on file); or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to the Company. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to discontinue offering automatic transfer at any time and for any reason.

Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any other time by Written Notice, an Owner may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 5% per allocation. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing.

Surrenders and Partial Withdrawals

Surrender. At any time before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Day on the date Written Notice requesting surrender and the Contract are received at the Company's Home Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an annuity payment option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time before the Annuity Date, an Owner may make withdrawals of the Surrender Value in any Contract Year. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will withdraw the amount requested from the Contract Value as of the Valuation Day Written Notice requesting the partial withdrawal is received. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owner does not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Systematic Withdrawals. If elected at the time of the application or requested at any other time by Written Notice, an Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the systematic withdrawal plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each and may only be made from Variable Contract Value. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.

The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified whole percent of Variable Contract Value in a particular Subaccount,
(4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Notice, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should consult with their tax adviser before electing to participate in the plan. The Company reserves the right to discontinue offering the systematic withdrawal plan at any time.

Contract Loans

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title 1 of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers before taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan. The Company will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given.

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Guarantee Account. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account. Amounts transferred from the Guaranteed Interest Option to the Loan Account may be subject to an interest adjustment, if applicable.

The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate from the Company or Representative or by calling the Company at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a Written Notice of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 60 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 60 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 60-day grace period from the end of quarter installment due date. If the amount due by the end of the quarter is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Accounts do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

Death Benefit Before the Annuity Date

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

     (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

     (2)  If the Owner is not the spouse of the deceased Owner:

          (a) he or she may elect, within 60 days of the date the Company receives Due Proof of Death, to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

          (b) he or she may elect, within 60 days of the date the Company receives Due Proof of Death, to apply the Surrender Value within 1 year of the deceased Owner's death to one of the annuity payment options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date the Company receives due proof of the Annuitant's death, to apply the death benefit to an annuity payment option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. The Company is currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

     (1) payments under the option begin within 1 year of the Annuitant's death; and

     (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

     (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;

     (2) Contract Value as of the date the Company receives Due Proof of Death of the deceased's death; or

     (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.

less any applicable premium taxes not previously deducted and any outstanding loan amount on the date the death benefit is paid. For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives due proof of the Annuitant's death less any outstanding loan amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

Death Benefit After the Annuity Date

If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving annuity payments becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the annuity payment option pursuant to which annuity payments are being made.

Annuity Payments on the Annuity Date

The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Notice must be received at the Home Office at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Notice, and (3) the requested Annuity Date must be at least two years after the Contract Date (the Company is currently waiving this limitation for Annuity Payment Options 3 and 4.) (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income annuity payment option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the annuity payment option rather than the adjusted Contract Value. Unless the Owner instructs the Company otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed-annuity payment option and amounts in the Variable Account will be used to provide a variable annuity payment option.

The adjusted Contract Value is the Contract Value:

     (1)  plus or minus any applicable interest adjustment;

     (2) minus any applicable surrender charge if annuity payment option 1 is selected;

     (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

     (4)  minus any applicable loan amount; and

     (5)  minus any applicable premium taxes not yet deducted.

Payments

Any surrender, partial withdrawal, Contract loan or death benefit usually will be paid within seven days of receipt of a Written Notice, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2)  the SEC permits the postponement for the protection of Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender, partial withdrawal or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Notice for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

Modification

Upon notice to the Owner, the Company may modify the Contract:

     (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

     (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     (3)  to reflect a change in the operation of the Variable Account; or

     (4)  to provide for the addition or substitution of investment options.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

Reports to Owners

At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Inquiries

Inquiries regarding a Contract may be made by writing to the Company at its Home Office.

THE GUARANTEED INTEREST OPTION

The guaranteed interest option varies according to the state in which the Contract is issued. Solely for the sake of convenient reference, states have been divided into three categories. In category one, the Company offers guarantee periods varying in duration from one year to 10 years and the Company may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period.

In Category 2, the Company offers a guarantee period of one year and no interest adjustment is imposed if guarantee amounts are withdrawn before the expiration of that year.

In Category 3, the Company does not intend to offer a guaranteed interest option.

To determine the guaranteed interest option available in your state, find the name of your state in the lists of states below. Then read about the guaranteed interest option available in that state.

Category 1

The Company, in Category 1 states, offers guarantee periods varying in duration from one year to ten years and the Company may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period. Category 1 states are: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Massachusetts,
Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Rhode Island, South Carolina, South Dakota, Tennessee, Vermont, Virginia, West Virginia, and Wyoming.

In Category 1 states, an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year
Guarantee Period has not yet been approved in all states and the Guaranteed Interest Options may not be available in all states.
Contact the Company for information on availability in your state.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company. The rates are guaranteed for a selected period of time from one to ten years. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1933 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value

The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments) and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. The Company may offer one or more Guarantee Periods of one to ten years' duration at any time, but will always offer a Guarantee Period of one year. The Company will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.

Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Money Market Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If no Guarantee Period of equal duration is available at that time, the Company will reinvest the Guarantee Amount in the next shortest Guarantee Period available. If either of such default Guarantee Periods would extend beyond the Annuity Date of the Contract, the Company will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

Net Purchase Payment Preservation Program

An Owner may elect to allocate the initial Net Purchase Payment between the Guaranteed Interest Option and the Variable Account so that at the end of the Guaranteed Period the portion of the initial Net Purchase Payment allocated to the Guarantee Interest Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

Interest Adjustment

The Company will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from a Guarantee Period (other than the DCA One Year Guarantee Period) before expiration of the period except when such a withdrawal, surrender or annuitization occurs during the last 30 days of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn or annuitized by the following factor:

                              0.70 x (I - J) x n/12
Where:

     I = the guaranteed interest rate then being offered for a new Guarantee Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

     J = the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

     n = the number of complete months remaining until the expiration of the Guarantee Period.

At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct the Company as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by the Company as fees or charges. In addition, the sum of the surrender charge and interest adjustment for a Guarantee Amount withdrawn or surrendered will not exceed 10% of the Guarantee Amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then the Company will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Category 2

The Company, in Category 2 states, offers guarantee periods of one year and no interest adjustment is imposed. Category 2 states include: Pennsylvania, Texas, Utah and Wisconsin. Category 2 states may also include Maryland and New Jersey. Maryland and New Jersey offers will be limited to the DCA One Year Guarantee Period only. Contact the Company for information on availability in Maryland and New Jersey.

In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed
Interest Option for one year periods. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three contract years in Maryland and New Jersey. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company, that are guaranteed for one year. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value

The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to 1) Guarantee Periods, 2) interest credited to Contract Value in Guarantee Periods, 3) transfers of Contract Value out of Guarantee Periods, 4) surrenders and partial withdrawals from Guarantee Periods, and 5) charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one year period. The one year period is known as a Guarantee Period. The Company will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the 365 day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of a DCA One Year Guarantee Period, any amount remaining will be transferred to the Money Market Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the interest rates applicable to the upcoming Guarantee Period thirty days prior to the expiration of a Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner assumes the risk that interest credited may not exceed the minimum guaranteed rate.

The Company will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from the Guaranteed Interest Option.

Net Purchase Payment Preservation Program

An Owner may elect to allocate the initial Net Purchase Payment between the one year Guaranteed Period and the Variable Account so that at the end of the Guarantee Period, the portion of the initial Net Purchase Payment allocated to the Guarantee Amount will equal the initial Net Purchase Payment. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any initial Net Purchase Payment that must be allocated to a one year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.

Category 3

The Company does not intend to offer a guaranteed interest option in Category 3 states. Category 3 states are: Oregon and Washington. Category 3 also includes Maryland and New Jersey Contracts sold prior to the availability of the DCA One Year Guarantee Period.


CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to annuity payment option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by the Company. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

      Number of Full Years Between
      Date of Purchase Payment and                    Charge as Percentage
            Date of Surrender                         of Purchase Payment
                   0                                          7%
                   1                                          6%
                   2                                          5%
                   3                                          4%
                   4                                          3%
                   5                                          2%
                   6                                          1%
                   7 +                                        0%

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Notice from the Owner before the Annuity Date, the surrender charge will be waived on any partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 1999, those states include Kansas, New Jersey, Pennsylvania, and Texas.

The Company also offers an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges (deferred charges) on the contract (policy) to which it is attached subject to the following conditions:

1. the contract (policy) is surrendered and the proceeds are used to fund a new policy provided through CUNA Mutual Life Insurance Company or an affiliate;

2.   the contract (policy) is owned by a business or trust;

3.   the new contract (policy) is owned by the same entity;

4. the annuitant (insured) under the contract (policy) is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

5. the annuitant (insured) under the new contract is also a selected manager or highly compensated employee;

6. we receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first to contract (policy) years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

Annual Contract Fee

On each Contract Anniversary prior to the Annuity Date, the Company deducts from the Variable Contract Value an annual Contract fee of $30 to reimburse it for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

Asset-Based Administration Charge

The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

Transfer Processing Fee

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each written request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.

Lost Contract Request

You can obtain a certification of your contract at no charge. There will be a $30 charge for a duplicate contract.

Mortality and Expense Risk Charge

To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts.

Fund Expenses

Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectuses for Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund.)

Premium Taxes

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an annuity payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized. (In Pennsylvania, premium tax is also deducted when the Contract is terminated by surrender or death.)

The Company, upon request, will provide current premium tax rates. To obtain this information, contact the Company at the address and telephone number shown on the first page of this prospectus. As of January 1, 1999, the Contracts offered by this Prospectus were subject to tax in the states shown below:


     State                           Non-Qualified  Qualified
     =============================== ============= =============
     California                      2.35%         0.50%
     Kentucky                        2.00%         2.00%
     Maine                           2.00%         0.00%
     Nevada                          3.50%         0.00%
     South Dakota                    1.25%         0.00%
     West Virginia                   1.00%         1.00%
     Wyoming                         1.00%         0.00%
     =============================== ============= =============


Other Taxes

Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

ANNUITY PAYMENT OPTIONS

Election of Annuity Payment Options

On the Annuity Date, the adjusted Contract Value will be applied under an annuity payment option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an annuity payment option is not on file at the Company's Home Office on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An annuity payment option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Notice signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Before to the Annuity Date, the Owner can apply the entire Surrender Value under an annuity payment option, or a Beneficiary can apply the death benefit under an annuity payment option. The annuity payment options available are described below.

The Company reserves the right to refuse the election of an annuity payment option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an annuity payment option would be less than $2,500, or each annuity payment would be less than $25.00.

Fixed Annuity Payments

Fixed annuity payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the sex of the Annuitant (if applicable), the amount applied to purchase the annuity payments and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

Variable Annuity Payments

The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular annuity payment option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, a Payee may change the selected Subaccount(s) by Written Notice up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

Description of Annuity Payment Options

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. Under this option, a Payee could receive only one payment if the Annuitant dies after the first payment, two payments if the Annuitant dies after the second payment, etc.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

YIELDS AND TOTAL RETURNS

From time to time, the Company may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. The Company also may, from time to time, advertise or include in sales literature Subaccount performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Fund. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each month over a 12-month period and is shown as a percentage of the investment.

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time. For periods prior to the date the Variable Account commenced operations, non-standard performance information will be calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. When a Subaccount has been in operation for one, five, and ten years, respectively, the total standard returns for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may from time to time disclose cumulative total returns for Contracts funded by Subaccounts.

From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS's rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which Funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for transaction costs or expenses of operating and managing an investment portfolio. The Lehman Bond Indexes represent unmanaged groups of securities of various issuers and terms to maturity which are representative of bond market performance. The Consumer Price Index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Other independent ranking services and indices may also be used for performance comparisons.

The Company may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested on a tax-deferred basis which can lead to substantial long-term accumulation of assets, provided that the Subaccount investment experience is positive.

FEDERAL TAX MATTERS

The Following Discussion is General and Is Not Intended as Tax Advice

Introduction

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified
Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of a Contract has the choice of one or more Subaccounts in which to allocate Net Purchase Payments and Contract Values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in an Owner being treated as the Owner of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the Owner of the assets of the Variable Account.

Required  Distributions.  In order to be  treated  as an  annuity  contract  for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated annuitant" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. With respect to a Non-Qualified Contract, partial withdrawals are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     (1)  made on or after the taxpayer reaches age 59 1/2;

     (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

     (3)  attributable to the taxpayer's becoming disabled;

     (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

     (5) made under certain annuities issued in connection with structured settlement agreements; and

     (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other  tax  penalties  may  apply to  certain  distributions  under a  Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

Withholding

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Multiple Contracts

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one annuity Contract.

Taxation of Qualified Plans

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans. For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later tan the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a Death Benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a Death Benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts distributed under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Possible Charge for the Company's Taxes

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

DISTRIBUTION OF THE CONTRACTS

The Contracts will be offered to the public on a continuous basis. The Company does not anticipate discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell the Company's variable annuity Contracts and who are also registered representatives of CUNA Brokerage or broker-dealers having selling agreements with CUNA Brokerage or broker-dealers having selling agreements with such broker-dealers. CUNA Brokerage is an indirect wholly-owned subsidiary of CUNA Mutual and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

CUNA Brokerage acts as the principal underwriter, as defined in the Act, of the Contracts for the Variable Account pursuant to an underwriting agreement between the Company and CUNA Brokerage. CUNA Brokerage is not obligated to sell any specific number of Contracts. CUNA Brokerage maintains an Office of Supervisory Jurisdiction at the same address as the Company. CUNA Brokerage's principal business address is the same as that of CUNA Mutual.

The Company may pay sales commissions to broker-dealers up to an amount equal to 6% of the purchase payments paid under a Contract. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. The Company also may pay other distribution expenses such as agents' insurance and pension benefits, agency expense allowances, and overhead attributable to distribution. In addition, the Company may from time to time pay or allow additional promotional incentives in the form of cash or other compensation. These distribution expenses do not result in any additional charges under the Contracts that are not described under CHARGES AND DEDUCTIONS.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.

PREPARING FOR YEAR 2000

Like all financial service providers, the Company and its affiliates utilize systems that may be affected by Year 2000 transition issues, and they rely on service providers, including administrators and investment managers, that also may be affected. The Company and its affiliates have developed, and are in the process of implementing, a Year 2000 readiness plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts will have a negative impact on the Company or its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 readiness implementation. As of the date of this prospectus, the Company and its affiliates believe that all of their critical systems are Year 2000 ready, but there can be no assurance that the Company was successful, or that interaction with other service providers will not impair the Company's or its affiliates' services at that time. The Company will be testing the remainder of its systems throughout 1999, and will have continuity plans in place designed to minimize the impact of any unforeseen failures.

VOTING RIGHTS

In accordance with its view of current applicable law, the Company will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by the Company in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

COMPANY HOLIDAYS

The Company is closed on the following holidays: (1) Thanksgiving Day, (2) Christmas Day, (3) New Year's Day, and (4) Independence Day, and (5) any day that a Subaccount's corresponding Fund does not value its shares. Federal securities regulations will be followed in case of an emergency which makes valuation extremely difficult, for example, fire, blizzard or tornado.

The Company is closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

FINANCIAL STATEMENTS

The audited financial statements of the Variable Annuity Account as of December 31, 1998, including a statement of assets and liabilities, a statement of operations for the year then ended, a statement of changes in net assets for the years ended December 31, 1998, and 1997, and accompanying notes, are included in the Statement of Additional Information.

The statutory basis statements of admitted assets, liabilities, and surplus for the Company as of December 31, 1998, and 1997, and the related statutory basis statements of operations, changes in unassigned surplus, and cash flows for the years ended December 31, 1998, 1997, and 1996, as well as the Independent Auditors' Report are contained in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS..................................................
   The Contract.................................................................
   Incontestability.............................................................
   Misstatement of Age or Sex...................................................
   Participation................................................................

PRINCIPAL UNDERWRITER...........................................................

CALCULATION OF YIELDS AND TOTAL RETURNS.........................................
   Money Market Subaccount Yields...............................................
   Other Subaccount Yields......................................................
   Average Annual Total Returns.................................................
   Other Total Returns..........................................................
   Effect of the Annual Contract Fee on Performance Data........................

VARIABLE ANNUITY PAYMENTS.......................................................
   Assumed Investment Rate......................................................
   Amount of Variable Annuity Payments..........................................
   Annuity Unit Value...........................................................

TERMINATION OF PARTICIPATION AGREEMENTS.........................................
   T. Rowe Price International Series, Inc......................................
   MFS Variable Insurance Trust.................................................
   Oppenheimer Variable Account Funds...........................................
   Templeton Variable Products Series Fund......................................

LEGAL MATTERS...................................................................

EXPERTS.........................................................................

OTHER INFORMATION...............................................................

FINANCIAL STATEMENTS............................................................
CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT.......................................
CUNA MUTUAL LIFE INSURANCE COMPANY..............................................

You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at the address or telephone number shown at the beginning of this Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with Prospectuses for the following:

 1.       Contract;
 2.       Ultra Series Fund;
 3.       T. Rowe Price International Series, Inc.;
 4.       MFS(R) Variable Insurance TrustSM ("MFS Variable Insurance Trust");
 5.       Oppenheimer Variable Account Funds; and
 6.       Templeton Variable Products Series Fund.

The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 1999

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS..................................................

The Contract....................................................................
Incontestability................................................................
Misstatement of Age or Sex......................................................
Participation...................................................................

PRINCIPAL UNDERWRITER...........................................................


CALCULATION OF YIELDS AND TOTAL RETURNS.........................................

Money Market Subaccount Yields..................................................
Other Subaccount Yields.........................................................
Average Annual Total Returns....................................................
Other Total Returns.............................................................
Effect of the Annual Contract Fee on Performance Data...........................

VARIABLE ANNUITY PAYMENTS.......................................................

Assumed Investment Rate.........................................................
Amount of Variable Annuity Payments.............................................
Annuity Unit Value..............................................................

TERMINATION OF PARTICIPATION AGREEMENTS.........................................

T. Rowe Price International Series, Inc.........................................
MFS Variable Insurance Trust....................................................
Oppenheimer Variable Account Funds..............................................
Templeton Variable Products Series Fund.........................................

LEGAL MATTERS...................................................................


EXPERTS.........................................................................


OTHER INFORMATION...............................................................


FINANCIAL STATEMENTS............................................................

CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT.......................................
CUNA MUTUAL LIFE INSURANCE COMPANY..............................................

                         ADDITIONAL CONTRACT PROVISIONS

The Contract

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

The Company will not contest the Contract.

Misstatement of Age or Sex

If the age or sex (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

Participation

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.

PRINCIPAL UNDERWRITER

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), an affiliate of CUNA Mutual, is the principal underwriter of the variable annuity contracts described herein. The offering of the contract is continuous, and CUNA Mutual does not anticipate discontinuing the offering of the Contracts. However, CUNA Mutual does reserve the right to discontinue the offering of the Contracts. CUNA Brokerage received and retained $__________ in 1998, $18,675,904 in 1997, $15,144,129 in 1996, and
$5,709,829 in 1995, as commissions for serving as principal underwriter of the variable annuity contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Money Market Subaccount Yields

From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Ultra Series Fund's Money Market Fund or on that Fund's portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period. Then dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects: 1) net income from the Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual Contract fee; 2) the mortality and expense risk charge; and (3) the asset-based administration charge.

For purposes of calculating current yields for a Contract, an average per unit Contract fee is used based on the $30 annual Contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

     NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV   = the unit value for the first day of the seven-day period.

     Effective yield  =  (1 + ((NCS-ES)/UV)) 365/7 -  1

Where:

     NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV   = the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

Other Subaccount Yields

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by:

     1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by

     2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

     3)   compounding that yield for a six-month period; and by

     4)   multiplying that result by 2.

Expenses attributable to the Subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield    =        2 X (((NI - ES)/(U X UV) + 1)6 - 1)

Where:

     NI = net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

The yield on the amounts held in the Subaccounts normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and that Fund's operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

Average Annual Total Returns

From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annual Contract fee. The calculation assumes that the Contract fee is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per-dollar per-day Contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The total return is calculated according to the following formula:

    TR = ((ERV/P)1/N) - 1

Where:

     TR   = the average annual total return net of Subaccount recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

Such average annual total return information for the Subaccounts is as follows:

                             Period Since Inception
Subaccount                    6/1/94 to 12/31/98           12/31/97 to 12/31/98

Capital Appreciation
Growth and Income
Balanced
Bond
Money Market
International Stock
Global Governments
Emerging Growth
Developing Markets
High Income

*    For the period May 1, 1996 through December 31, 1997.
**   For the period May 1, 1997 through December 31, 1997.
*** Effective May 1, 1999 MFS has changed the name of the MFS World Government Series to the MFS Global Government Series. This change has been made throughout this document.

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Variable Account or any Subaccount commenced operations. The Growth & Income, Balanced, Bond, and Money Market Funds commenced operations in January, 1985. The Capital Appreciation Fund commenced operations in January, 1994. The International Stock Portfolio of the T. Rowe Price International Series, Inc. commenced operations in March, 1994. The MFS(R) Global Governments SeriesSM ("MFS Global Governments Series") and MFS(R) Emerging Growth SeriesSM ("MFS Emerging Growth Series") of the MFS Variable Insurance Trust commenced operations in June, 1994, and July, 1995, respectively. The Oppenheimer High Income Fund ("Oppenheimer High Income Fund") commenced operations in 1986. The Templeton Developing Markets Fund: Class 2 ("Templeton Developing Markets Fund: Class 2") commenced operations in 1997.

Performance information for the Subaccounts for periods prior to the inception of the Variable Account is calculated according to the formula shown on the previous page, based on the performance of the Funds and the assumption that the corresponding Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

Such average annual total return information for the Subaccounts is as follows:

                                   For the           For the           For the          For the period
                                   1-year            5-year            10-Year          from date
                                   period            period            period           of inception
                                   ended             ended             ended            of fund to
Subaccount                         12/31/98          12/31/98          12/31/98         12/31/98
Capital Appreciation
Growth and Income
Balanced
Bond
Money Market
High Income

Other Total Returns

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

Such average annual total return information for the Subaccounts is as follows:

                             Period Since Inception
Subaccount                    6/1/94 to 12/31/98           12/31/97 to 12/31/98

Capital Appreciation
Growth and Income
Balanced
Bond
Money Market
International Stock
Global Governments
Emerging Growth
Developing Markets
High Income

* For the period 5/1/97 through 12/31/98.
**For the period 5/1/98 through 12/31/98.

The chart below corresponds to the chart on the previous page showing returns for periods prior to the date the Variable Account commenced operations, except that the chart below does not reflect the surrender charge. Such average annual total return information for the Subaccounts is as follows:

                                   For the           For the           For the          For the period
                                   1-year            5-year            10-Year          from date
                                   period            period            period           of inception
                                   ended             ended             ended            of fund to
Subaccount                         12/31/98          12/31/98          12/31/98         12/31/98
Capital Appreciation
Growth and Income
Balanced
Bond
Money Market
High Income

The  Company may  disclose  cumulative  total  returns in  conjunction  with the
standard  formats   described  above.  The  cumulative  total  returns  will  be calculated using the following formula:

     CTR  = (ERV/P) - 1

Where:

     CTR = The cumulative total return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

Effect of the Annual Contract Fee on Performance Data

The Contract provides for a $30 annual Contract fee to be deducted annually at the end of each Contract Year, from the Subaccounts based on the proportion of the Variable Contract Value invested in each such Subaccount. For purposes of reflecting the Contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

VARIABLE ANNUITY PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Variable Account or of any Subaccount.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the annuity payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Annuity Unit Value

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

     (1)  is the Accumulation Unit value for the current Valuation Period;

     (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

     (3) is the Annuity Unit value for the immediately preceding Valuation Period; and

     (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

Illustration of Calculation of Annuity Unit Value
1.  Accumulation Unit value for current Valuation Period                              12.56
2.  Accumulation Unit value for immediately preceding Valuation Period                12.55
3.  Annuity Unit value for immediately preceding Valuation Period                    103.41
4.  Factor to compensate for the assumed investment rate of 3.5%                       0.99990575
5.  Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)           103.48

Illustration of Variable Annuity Payments

1.   Number of Accumulation Units at Annuity Date                                  1,000.00
2.   Accumulation Unit value                                                         $18.00
3.   Adjusted Contract Value (1)x(2)                                             $18,000.00
4.   First monthly annuity payment per $1,000 of adjusted Contract Value              $5.63
5.   First monthly annuity payment (3)x(4), 1,000                                   $101.34
6.   Annuity Unit value                                                              $98.00
7.   Number of Annuity Units (5),(6)                                                  1.034
8.   Assume Annuity Unit value for second month equal to                             $99.70
9.   Second monthly annuity payment (7)x(8)                                         $103.09
10.  Assume Annuity Unit value for third month equal to                              $95.30
11.  Third monthly annuity payment (7)x(10)                                          $98.54

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

T. Rowe Price International Series, Inc.

The agreement between the Company and T. Rowe Price International Series, Inc. (and its principal underwriter) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties or in the event that (subject to certain conditions) formal proceedings are initiated against any other party by the SEC or another regulator or in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, (2) by the Company upon Written Notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in conformity with applicable laws or such laws preclude the use of such shares as investment media for the Contracts, (3) by the Company upon Written Notice to the other parties in the event that the Fund fails to meet certain Code requirements described in the agreement, (4) by T. Rowe Price International
Series, Inc. or its principal underwriter upon 45 days written notice to the Company, and (5) by T. Rowe Price International Series, Inc. or its principal underwriter upon written notice to the Company in the event that the Contracts fail to meet certain Code requirements described in the agreement.

MFS Variable Insurance Trust

The agreement between the Company and MFS Variable Insurance Trust (and its investment adviser) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties, or in the event that (subject to certain conditions) formal proceedings are initiated against any other party by the SEC or another regulator, or (subject to certain conditions) in the event that the Company should substitute shares of another Fund for the Fund, (2) by any party upon written notice to the other parties in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, or in the event that another party materially breaches any provision of the agreement, (3) by the Company upon prompt written notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not appropriate funding vehicles for the Contracts, and (4) upon assignment of the agreement by any party unless the other parties agree in writing to the assignment.

Oppenheimer Variable Account Funds

The agreement between the Company and Oppenheimer Variable Account Funds (and its investment adviser) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties, or in the event that (subject to certain conditions) formal proceedings are initiated against any other party, (2) by the Company upon prompt written notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not appropriate funding vehicles for the Contracts, and (3) by Oppenheimer Variable Account Funds upon six months written notice if it determines an irreconcilable material conflict cannot be remedied.

Templeton Variable Products Series Fund

Generally, the agreement between the Company and Templeton Variable Products Series Fund (and its principal underwriter) provides for termination as it applies to any Fund covered by the agreement: (1) by any party in its entirety or with respect to one, some or all portfolios or any reason by sixty (60) days advance written notice delivered to the other parties, (2) by any party upon written notice to the other parties in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, or in the event that another party materially breaches any provision of the agreement, (3) by Templeton Variable Products Series Fund or its principal underwriter upon 45 days written notice to the Company, and (4) upon assignment of the agreement by any party unless the other parties agree in writing to the assignment. This is a summary only; other provisions and conditions may apply.

LEGAL MATTERS

All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Barbara L. Secor, Esquire, Assistant Vice President and Associate General Counsel of the Company.

EXPERTS

The financial statements of the Variable Annuity Account as of December 31, 1998, including a statement of assets and liabilities, a statement of operations for the year then ended, a statement of changes in net assets for the years ended December 31, 1998, and 1997, and accompanying notes, which are included in this Statement of Additional Information and in the registration statement, have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The statutory basis statements of admitted assets, liabilities and surplus of the Company as of December 31, 1998, and 1997, and the related statements of operations, changes in unassigned surplus, and cash flows for the years ended December 31, 1998, 1997, and 1996, which are included in this Statement of Additional Information and in the registration statement, have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The report of KPMG Peat Marwick LLP covering the December 31, 1998, financial statements contains an explanatory paragraph that states that the Company prepared the financial statements using accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, which practices differ from generally accepted accounting principles.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The audited financial statements of the Variable Account as of December 31, 1998, including a statement of assets and liabilities, a statement of operations for the year then ended, a statement of changes in net assets for the years ended December 31, 1998, and 1997, and accompanying notes, are included in this Statement of Additional Information.

The Company's statutory basis statements of admitted assets, liabilities and surplus as of December 31, 1998, and 1997, and the related statutory basis statements of operations, changes in unassigned surplus, and cash flows for the years ended December 31, 1998, 1997, and 1996, as well as the Independent
Auditor's Reports, which are included in this Statement of Additional Information, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

     All  required financial statements are included in Part B.

(b)  Exhibits

     1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

     2.   Not Applicable


     3. (a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (b) Servicing Agreement Related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

     4. (a) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (b)  State Variations.

          (c) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

          (d) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (e)  Roth IRA Endorsement.

          (f)  Executive Benefit Plan Endorsement.

     5.   (a)  Variable Annuity Application.

          (b)  State Variations.

     6. (a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

          (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.


     7.   Not Applicable


     8. (a) Letter Agreement between Rowe Price-Fleming International, Inc. and the Company dated April 1, 1997.

          (b) Participation Agreement between MFS Variable Insurance Trust and the Company dated November 21, 1997.

          (c) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and the Company, dated February 20, 1997. Incorporated, herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

          (d)  Participation   Agreement  between  Templeton  Variable  Products
               Series Fund, Franklin Templeton Distributors, Inc. and the Company dated March 31, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

     9. Opinion of Counsel from Barbara L. Secor, Esquire. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

     10.  KPMG Peat Marwick LLP Consent (to be filed with b filing).

     11.  Not applicable.

     12.  Not applicable.

     13.  Schedules of Performance Data Computation.

     14. Financial Data Schedule electronic submission (Exhibit 27)(to be filed with b filing).

     Also, pursuant to Rule 483(b) copies of powers of attorney are filed as an exhibit.

Item 25.  Directors and Officers of the Company

         Name                Position/Office

Directors

James C. Barbre**              Director

Robert W. Bream**              Director

Wilfred F. Broxterman**        Director

James L. Bryan**               Director & Secretary

Loretta M. Burd**              Director

Ralph B. Canterbury**          Director

Joseph N. Cugini**             Director & Treasurer

Rudolf J. Hanley**             Director

Jerald R. Hinrichs**           Director

Michael B. Kitchen**           Director

Robert T. Lynch**              Director

Brian L. McDonnell**           Director

C. Alan Peppers**              Director

Omer K. Reed**                 Director

Richard C. Robertson**         Director

Rosemarie M. Shultz**          Director

Neil A. Springer**             Director & Vice Chairman

Farouk D.G. Wang**             Director

Larry T. Wilson**              Director & Chairman of the Board


Executive Officers

Wayne A. Benson**              CUNA Mutual Life Insurance Company*
                               Chief Officer - Sales

Michael S. Daubs**             CUNA Mutual Life Insurance Company*
                               Chief  Officer - Investments

John A. Gibson**               CUNA Mutual Life Insurance Company*
                               Chief  Officer - Marketing

James M. Greaney**             CUNA Mutual Life Insurance Company*
                               Chief Officer - Corporate Services

Richard J. Keintz**            CUNA Mutual Life Insurance Company*
                               Chief Officer - Finance and Information Services

Michael B. Kitchen**           CUNA Mutual Life Insurance Company*
                               President and Chief Executive Officer

Reid A. Koenig***              CUNA Mutual Life Insurance Company*
                               Chief Officer - Operations

Daniel E. Meylink, Sr.**       CUNA Mutual Life Insurance Company*
                               Chief Officer - Member Services

Kevin G. Shea**                CUNA Mutual Life Insurance Company*
                               Chief Officer - Lending Services

John M. Waggoner**             CUNA Mutual Life Insurance Company*
                               Chief Officer - Legal

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.
** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.
***  Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   See organization charts on following page.

                          CUNA Mutual Insurance Society
                  ORGANIZATIONAL CHART AS OF DECEMBER 31, 1998

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

         1.       CUNA Mutual Investment Corporation
                  Business: Holding Company
                  September 15, 1972*
                  State of domicile: Wisconsin

CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business: Corporate Property/Casualty Insurance May 23, 1960*
                           State of domicile: Wisconsin

CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                           (1)      Credit Union Mutual Insurance Society New
                                       Zealand Ltd.
                                    Business: Fidelity Bond Coverage
                                    November l, 1990*
                                    State of domicile: Wisconsin

                  b.                CUNA Brokerage Services, Inc.
                                    Business: Brokerage
                                    July 19, 1985*
                                    State of domicile: Wisconsin

                  c.                CUNA Mutual General Agency of Texas, Inc.
                                    Business: Managing General Agent
                                    August 14, 1991*
                                    State of domicile: Texas

                  d.                MEMBERS Life Insurance Company
                                    Business: Credit Disability/Life/Health
                                    February 27, 1976*
                                    State of domicile: Wisconsin
                                    Formerly CUMIS Life & CUDIS

                  e.                International Commons, Inc.
                                    Business: Special Events
                                    January 13, 1981 *
                                    State of domicile: Wisconsin

                  f.                CUNA Mortgage Corporation Business: Mortgage
                                    Servicing   November   20,  1978*
                                    State  of domicile: Wisconsin

                  g.                Investors Equity Insurance Company, Inc.
                                    Business: Private Mortgage Insurance
                                    April 14, 1994*
                                    State of Domicile: California

                  h.                CUNA Mutual Insurance Agency, Inc.
                                    Business: Leasing/Brokerage
                                    March 1, 1974*
                                    State of domicile: Wisconsin
                                    Formerly CMCI Corporation

                  i.                Stewart Associates Incorporated
                                    Business:  Credit Insurance
                                    March 6, 1998
                                    State of domicile:  Wisconsin

CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

(1)      CM Field Services, Inc.
         Business: Serves Agency Field Staff
         January 26,1994*
         State of domicile: Wisconsin

(2)      CUNA Mutual Insurance Agency of Alabama, Inc.
         Business: Property & Casualty Agency
         May 27, 1993*
         State of domicile: Alabama

(3)      CUNA Mutual Insurance Agency of New Mexico, Inc.
         Business: Brokerage of Corporate & Personal Lines
         June 10, 1993*
         State of domicile: New Mexico

(4)      CUNA Mutual Insurance Agency of Hawaii, Inc.
         Business: Property & Casualty Agency
         June 10, 1993*
         State of domicile: Hawaii

(5)      CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
         Business: Property & Casualty Agency
         June 24, 1993 *
         State of domicile: Mississippi

(6)      CUNA Mutual Insurance Agency of Kentucky, Inc.
         Business: Brokerage of Corporate & Personal Lines
         October 5, 1994*
         State of domicile: Kentucky

(7)      CUNA Mutual Insurance Agency of Massachusetts, Inc.
         Business: Brokerage of Corporate & Personal Lines
         January 27, 1995*
         State of domicile: Massachusetts

2.       C.U.I.B.S. Pty. Ltd.
         Business: Brokerage
         February 18,1981 *
         Country of domicile: Australia

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C. U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C. U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       CUFIS of New York, Inc.
         50% ownership by CUNA Mutual Insurance Agency, Inc. 50% ownership by CUC Services, Inc.
         March 28, 1991

4.       The CUMIS Group Limited
         63.449% ownership by CUNA Mutual Insurance Society (as of 12-31 -96)

5.       CIMCO Inc. (CIMCO)
         50% ownership by CUNA Mutual Investment Corporation 50% ownership by CUNA Mutual Life Insurance Company January 1, 1992

6. Cooperative Savings and Credit Unions Insurance Society "Benefit" SA (Poland) 75.93% ownership by CUNA Mutual Insurance Society 11.49% ownership by CUMIS Insurance Society, Inc. 12.58% ownership by Foundation for Polish Credit Unions September 1, 1992

7.       GWARANT, Ltd.
         50% ownership by CUNA Mutual Insurance Society 50% ownership by Foundation for Polish Credit Unions February 18, 1994

8.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value-owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
         June 14, 1993

9.       SECURITY Management Company, Ltd. (Hungary)
         90% ownership by CUNA Mutual Insurance Society
         10% ownership by: Federation of Savings Cooperatives
         Savings Cooperative of Szoreg
         Savings Cooperative of Szekkutas
         (collectively called Hungarian Associates)
         September 5, 1992

10.      CMG Mortgage Insurance Company
         50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Co.
         April 14, 1994


11. Cooperators Life Assurance Society Limited (Jamaica) CUNA Mutual Insurance Society owns 122,500 shares Jamaica Co-op Credit Union League owns 127,500 shares (NOTE: Awaiting authority to write business) May 10, 1990

12. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
         July 4, 1985

13.      CU Interchange Group, Inc.
         Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

14.      CUNA Service Group, Inc.
         April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares

15.      "Benevita LKS" (Russia)
         49% CUNA Mutual Insurance Society
         51 % League of Credit Unions
         December 7, 1995

16.      Credit Union Service Corporation
         Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

Limited Liability Companies

1.       CUNA  Mortgage  Assistance,   L.L.C.  50%  interest  by  CUNA  Mortgage
         Corporation 50% interest by CUNA Service Group, Inc.
         November 7, 1995

2. "Sofia LTD." (Ukraine) 99.96% CUNA Mutual Insurance Society .04% CUMIS Insurance Society, Inc.
         March 6, 1996

3.       'FORTRESS' (Ukraine)
         80% "Sofia LTD."
         19% The Ukrainian National Association of Savings and Credit Unions 1% Service Center by UNASCU
         September 25, 1996

Partnerships

1.       LeaSo Partners, a California partnership
         CUNA Mutual Insurance Society - 50% Partner
         California Credit Union League - 50% Partner
         December 29, 1981

2.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

Affiliated (Nonstock)

1.       NARCUP, Inc.
         August 8, 1978

2.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

3.       CUNA Mutual Life Insurance Company
         July 1, 1990

                       CUNA Mutual Life Insurance Company
                   ORGANIZATIONAL CHART AS OF DECEMBER 31, 1998

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.       Red Fox Motor Hotel Corporation
         An Iowa Business Act Corporation.
         100% ownership by CUNA Mutual Life Insurance Company

2.       CIMCO Inc.
         An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation

         CIMCO Inc. is the investment adviser of:

         The Ultra Series Fund
         MEMBERS Mutual Funds

3.       Plan America Program, Inc.
         A Maine Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company

4.       CMIA Wisconsin Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company

Item 27.  Number of Contractowners

          As of January 31, 1999, there were 12,247 non-qualified contracts outstanding and 17,039 qualified contracts outstanding.

Item 28.  Indemnification.

         Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

         (b)      Officers and Directors of CUNA Brokerage.

Name and Principal                      Positions and Offices
Business Address                        With the Underwriter


Wayne A. Benson*                        Director & President

Donna C. Blankenheim*                   Assistant Secretary

Timothy L. Carlson**                    Assistant Treasurer

Jan C. Doyle*                           Assistant Secretary

John C. Fritsche                        Assistant Vice President
     Members Investment Services, Inc
     4455 LBJ Freeway
     Suite 1108
     Dallas, TX 75244

Lawrence R. Halverson*                  Director

John W. Henry*                          Director & Vice President

Michael G. Joneson*                     Director, Treasurer & Secretary

Brian C. Lasko**                        Managing Principal

Campbell D. McHugh*                     Compliance Officer

Barbara L. Secor**                      Assistant Secretary

Jason E. Smith*                         Assistant Secretary

Sandra K. Steffeney                     Vice President
     CUNA Mutual Group - NWMD
     P.O. Box 3919
     Federal Way, WA 98063

Joanne M. Toay*                         Assistant Compliance Officer

Michael A. Ullsperger*                  Assistant Treasurer

Scott Vignovich**                       Assistant Vice President

John M. Waggoner*                       Chief Officer - Legal

John W. Wiley*                          Associate Compliance Officer

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

          (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 1998, was $__________. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.

Item 30.  Location Books and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at CIMCO Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Madison, and State of Wisconsin on this 24th day of February, 1999.


                          CUNA Mutual Life Variable Annuity Account (Registrant)



                           By: /s/ Michael B. Kitchen
                               Michael B. Kitchen
                               President and Chief Executive Officer



                          CUNA Mutual Life Insurance Company (Depositor)



                           By: /s/ Michael B. Kitchen
                               Michael B. Kitchen
                               President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE            DATE   SIGNATURES AND TITLE                 DATE

James C. Barbre                   *     Robert T. Lynch                      *
James C. Barbre, Director               Robert T. Lynch, Director


Robert W. Bream                   *     Brian L. McDonnell                   *
Robert W. Bream, Director               Brian L. McDonnell, Director


Wilfred F. Broxterman             *     C. Alan Peppers                      *
Wilfred F. Broxterman, Director         C. Alan Peppers, Director


James L. Bryan                    *     Omer K. Reed                         *
James L. Bryan, Director                Omer K. Reed, Director


Loretta M. Burd                   *     Richard C. Robertson                 *
Loretta M. Burd, Director               Richard C. Robertson, Director


Ralph B. Canterbury               *     Rosemarie M. Shultz                  *
Ralph B. Canterbury, Director           Rosemarie M. Shultz, Director


Joseph N. Cugini                  *     Neil A. Springer                     *
Joseph N. Cugini, Director              Neil A. Springer, Director


Rudolf J. Hanley                  *     Farouk D. G. Wang                    *
Rudolf J. Hanley, Director              Farouk D. G. Wang, Director


Jerald R. Hinrichs                *     Larry T. Wilson                      *
Jerald R. Hinrichs, Director            Larry T. Wilson, Director


/s/ Michael B. Kitchen        2/24/99   /s/ Kevin S. Thompson           2/24/99
Michael B. Kitchen, Director            Kevin S. Thompson, Attorney-In-Fact

* Pursuant to Powers of Attorney filed herewith

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Madison, and State of Wisconsin on this 24th day of February, 1999.


SIGNATURES AND TITLE



/s/ Richard J. Keintz
Richard J. Keintz
Chief Officer - Finance & Information Service



/s/ Michael B. Kitchen
Michael B. Kitchen
President & Chief Executive Officer

                                  EXHIBIT INDEX

     4.   (b)  State Variations.

          (e)  Roth IRA Endorsement.

          (f)  Executive Benefit Plan Endorsement.

     5.   (a)  Variable Annuity Application.

          (b)  State Variations.

     8. (a) Letter Agreement between Rose Price-Fleming, Inc. and the Company dated April 1, 1997.

          (b) Participation Agreement between MFS Variable Insurance Trust and the Company dated November 21, 1997.

     13.  Schedules of Performance Data Computation.

          Powers of Attorney

                                  Exhibit 4(b)

          Flexible Premium Deferred Variable and Fixed Annuity Contract
                                State Variations


Contract Form No. 2800 attached as Exhibit 4 is a copy of the Contract language used in the following states:

Alabama                                      Maine
Alaska                                       Minnesota
Arkansas                                     Mississippi
Colorado                                     Missouri
Connecticut                                  Nebraska
Delaware                                     Nevada
Georgia                                      New Hampshire
Hawaii                                       New Mexico
Indiana                                      Ohio
Iowa                                         Rhode Island
Kentucky                                     South Dakota
Louisiana                                    Tennessee
                                             Wyoming


The following state contract forms vary from the Form No. 2800 as indicated below:

Arizona Contract No. 2800 AZ adds language to Form No. 2800 stating, "Upon written request, we will provide you with information regarding the benefits and provisions of the Contract."

California  Contract  No.  2800 CA  changes  Form 2800  language  to allow for a
            10-day free look, except for ages 60 and above allowing for a 30-day free look.

District of Columbia      Contract  No. 2800 DC changes  Form 2800  language in
            Sections 6.2 and 7.2 to include the word "partial" when describing withdrawals.

Florida Contract No. 2800 FL changes Form 2800 language on the cover page to add "If you have a question, complaint or need information concerning your contract, call 1-800-798-5500." Surrender Charge description added to Data Page. Revises Section 1.7 without change in meaning. Adds table of values per $1,000 allocated to a Guarantee Period to Section 6.2.

Idaho Contract No. 2800 ID changes Form 2800 language to allow for a 20-day free look and the return of purchase payments during the Right to Examine Period. First paragraph in Section 4.3 changed to explain 20-day free look provision. Changes Section 7.6 interest rate paid for deferral of payment of partial withdrawal and surrenders as defined in Idaho Code.

Illinois Contract No. 2800IL 0697 changes Form 2800 to change the form number and add the DCA 1 Year Account language.

Kansas      Contract  No.  2800  KS  deletes  nursing   homes/terminal   illness
            paragraph from Section 7.4 of Form 2800.

Maryland Contract No. 2800 MD adds "Limited Participation as described herein." Deletes "Fixed" from Form 2800 title on the cover page.
            Deletes sentence saying, "we will refund any purchase payments received by us required by state law" from the Right to Examine provision. There are no Fixed Accounts, therefore, Section 7.5 from Form 2800 regarding fixed accounts and Section 6 from Form 2800 regarding Guaranteed Interest Option have been deleted. Deleted all references to Guaranteed Interest Option throughout the Form 2800 Contract.


Maryland Contract No. 2800MD 0897 changes Form 2800 by changing the DCA 1 Year Guarantee Period language throughout the contract to limit it to 3 years. Also deletes Guarantee Periods 1, 3, 5, 7, and 10. Deletes all references to these guarantee periods and to interest adjustment throughout the contract. Deletes sentence on cover saying, "we will refund any purchase payments received by us required by state law" from the Right to Examine provision.

Massachusetts Contract Nos. 2800 SMA and UMA allowing for separate forms for sex distinct and unisex. Also added Table of values to Section 6.2 in Form 2800. Tables were changed on data page and misstatement of age and sex language was revised from Form 2800.

Michigan    Contract Nos. 2800 U and 2800 S allowing for separate  forms for sex
            distinct   and  unisex.   Tables  were  changed  on  data  page  and
            misstatement of age and sex language was revised from Form 2800.

Montana Contract No. 2800 MT 0294 is unisex only. Revises misstatement of age and sex, tables etc. and adds Section 1.2 "Does the Contract Conform with Montana Statutes?" to Form 2800.

North Carolina       Contract No. 2800 NC deletes  settlement options 1 & 2 from
            Form 2800.

North Dakota       Contract  No. 2800 ND revises  Form 2800 to allow for 20-day free look (on the cover page). Tables were changed on data page and misstatement of age and sex language was revised from Form 2800.

New Jersey  Contract No. 2800NJ  changes Form 2800 language on the cover to delete "Fixed" from the title. Also adds to the cover "Monthly annuity payments, Surrender Value, and death benefit amounts are equal to or greater than those required by state law. Partial withdrawals will result in cancellation of accumulation units and contract loans will be deducted prior to determining such benefit amounts". There are no fixed accounts, therefore deletes Section 7.5 regarding fixed accounts and interest adjustment, and Section 6, Guarantee Interest Option. All references to fixed accounts, interest adjustment, and the Guaranteed Interest Option removed throughout the contract. Changes Section 7.1 to read "We reserve the right to waive the transfer fee and suspend the transfer privilege for a reasonable period of time. Suspension of this transfer privilege will be administered in a nondiscriminatory manner. Changes Section 7.4 to define Earnings as: contract value less purchases payments. Also changes the same section by deleting the Nursing Home/Terminal Illness provision. Changes Section 9.1 by adding "If, on any date, Your Loan Amount causes your Surrender Value to be equal to or less than zero, the Contract will be in default". Changes Section 11 by deleting Settlement Opion 1, Interest Option.


New Jersey  Contract  No.  2800NJ 1097  changes  Form 2800 to add to the cover "Monthly annuity payments, Surrender Value, and death benefit amounts are equal to or greater than those required by state law. Partial withdrawals will result in cancellation of accumulation units and contract loans will be deducted prior to determining such benefit amounts". Changes the DCA 1 Year Guarantee Period language throughout the contract to limit it to 3 years and deletes Guarantee Periods 1, 3, 5, 7, and 10. Deletes all references to these guarantee accounts and to interest adjustment throughout the contract. Changes Section 7.4 to delete the Nursing Home/Terminal Illness provision. Changes Section 9.1 by adding "If, on any date, Your Loan Amount causes your Surrender Value to be equal to or less than zero, the Contract will be in default. Changes Section 11 by deleting Settlement Option 1, Interest Option.


Oklahoma Contract No. 2800 OK revises Form 2800 to allow the return of purchase payments during the Right to Examine Period and that interest will be paid on refunds made more than thirty days from the date of cancellation. Also revises Section 4.3 "How Net Purchase Payments Will be Allocated" to describe the Right to Examine Period provision.

Oregon Contract No. 2800 OR revises Form 2800 to delete "Fixed" from the title on the cover page. There are no Fixed Accounts, therefore, deletes Section 7.5 regarding Fixed Accounts. Deletes Section 6 regarding Guaranteed Interest Option and deletes all references to Guaranteed Interest Option throughout the contract Form 2800.

Pennsylvania      Contract  No.  2800 PA  changes  Form 2800 to allow  for issue ages 0-78; revised Free-Look. Revised Section 1.3 related to misstatement of age and sex adding "to be equal to the amount the contract value would have purchased based on correct age/sex." Revised Section 4.3 regarding how the initial purchase payment will be allocated. Section 5.2(i) added: "If such change required endorsement of your contract, we will notify you and the endorsement may then be either accepted or rejected." Only one fixed account guarantee period with no interest adjustment. Therefore, all language referring to the interest adjustment is deleted, including Section 7.5.

South Carolina         Contract  No. 2800 SC 0397 changes Form 2800 by deleting
            "in the absence of fraud" from Section 1.2 regarding "When will the contract become incontestable. "Contract fee deducted from subaccounts only, not fixed accounts. Revised free-look language to allow the return of purchase payments and Section 4.3 to describe the return of purchase payments during the Right to Examine Period.

Texas Contract No. 2800 TX revises Form 2800 to allow for a 6 year stepped up death benefit in Section 8.3. Contract fee deducted from subaccounts only, not fixed in Section 1.4. One fixed account/guarantee period, with no interest adjustment. Therefore, all language regarding interest adjustment deleted including Section
            7.5. Section 11.2 "What Annuity Payment Options are Available?" adds Option 3(d) "The rates for such period of years will be calculated on an actuarially equivalent basis to those shown in Section 13.2.

Utah Contract No. 2800 UT revises Form 2800 free-look language to allow the return of purchase payments and Section 4.3 How Will the Net Purchase Payments be Allocated" to describe the return of purchase payments during the Right to Examine Period. One fixed account/guarantee period with no interest adjustment. Therefore, all language regarding interest adjustment deleted, including Section 7.5.

Vermont Contract No. 2800VT revises From 2800 to delete "Fixed" from the title on the cover. Also added the language "in addition to any scheduled surrender charge" to the cover where stating that any interest adjustment may make the Guaranteed Interest Option Value adjust upward or downward.

Virginia Contract No. 2800 VA revises Form 2800 to change interest adjustment to "market value adjustment" throughout contract.

Washington  Contract  No.  2800 WA deletes  "Fixed"  from the title on the cover page of the Form 2800. There are no Fixed Accounts, therefore, deletes Section 7.5 regarding Fixed Accounts, and Section 6, Guaranteed Interest Option. All references to Guaranteed interest Option removed throughout the contract.

West Virginia        Contract  No.  2800 WV limits  postponement  of payment of partial withdrawals and surrenders to 30 days in Section 7.6 of Form 2800.

Wisconsin   Contract   No.  2800  WI  changes  Form  2800  to  allow  one  fixed
            account/guarantee period with no interest adjustment. Therefore, all language regarding interest adjustment deleted, including Section
            7.5.

                                  Exhibit 4(e)
                              Roth IRA Endorsement

CUNA MUTUAL LIFE INSURANCE COMPANY
A Mutual Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
Phone:  800/798-6600

                                FLEXIBLE PREMIUM
                       DEFERRED VARIABLE AND FIXED ANNUITY
                              ROTH IRA ENDORSEMENT

Contract No. ________________     Endorsement Effective Date _________________

Owner  ______________________     City & State _______________________________

The contract is intended to be qualified as a Roth Individual Retirement Annuity under Section 408A of the Internal Revenue Code (Code). The terms and conditions listed below will then form a part of the owner's contract effective as of the date listed above. In any conflict between the terms of this Section and all or any of the other Sections of the contract, this Section will govern. In order to maintain qualified status as a Roth IRA, the following terms and conditions are required to be met.
------------------------------------------------------------------------------
                       ROTH INDIVIDUAL RETIREMENT ANNUITY
------------------------------------------------------------------------------

EXCLUSIVITY, NONFORFEITABLE, NONTRANSFERABLE, AND NONASSIGNABLE
This contract is for the exclusive benefit of the owner or his or her beneficiaries. The interest of the owner is nonforfeitable. The owner must be the annuitant. A co-owner may not be designated. This contract is not transferable except to the Company on surrender or settlement. It may not be pledged as security for any purpose.

PURCHASE PAYMENTS

A. Maximum Payment. The maximum payment under this contract for any tax year will be no more tan the lesser of:

     1. $2,000 for owners with compensation below the phase-out range explained below as an aggregate amount of the purchase payments for this contract and .contributions to all other individual retirement arrangements that the owner has or may create. If the owner makes regular contributions to both Roth and traditional IRAs for a taxable year, the maximum purchase payment that can be paid to all the individual's Roth IRAs for that taxable year is reduced by the regular contributions made to the owner's traditional IRAs for the taxable year; or

     2. 100 percent of compensation. Compensation means wages, salaries, professional fees, or other amounts derived from or received for personal service actually rendered (including, but not limited to, commissions paid sales personnel, compensation for services on the basis of a percentage of profits, commissions on insurance premiums, tips, and bonuses) and includes earned income, as defined in Code
          Section 401(c)(2) (reduced by the deduction the self-employed individual takes for contributions made to a self-employed retirement plan). For purposes of this definition, Section 401(c)(2) shall be applied as if the term trade or business for purposes of Section 1402 included service described in subsection (c)(6). Compensation does not include amounts derived from or received as earnings or profits from property (including, but not limited to, interest and dividends) or amounts not includible in gross income. Compensation also does not include any amount received as a pension or annuity or as deferred compensation. The term "compensation" shall include any amount includible in the individual's gross income under Code Section 71 with respect to divorce or separation instrument described in subparagraph
          (A) of Code Section 71(b)(2). In the case of a married individual filing a joint return, the greater compensation of his or her spouse is treated as his or her own compensation but only to the extent that such spouse's compensation is no being used for purposes of the spouse making a contribution to a Roth IRA or a nondeductible contribution to a traditional IRA.

     The above maximum purchase payment limitations do not apply to rollover contributions as permitted by Code Section 408A from other Roth IRAs or transferred contributions as permitted by Code Section 408(d)(3) from traditional IRAs.

     This Roth IRA will not accept a direct rollover contribution from a plan meeting the requirements of Code Section 401(a) or 403(b).

     No contributions will be accepted under a SIMPLE IRA Plan established by any employer pursuant to Code Section 408(p). Also, no transfer or rollover of funds attributable to contributions made by a particular employer under its SIMPLE IRA Plan will be accepted from that plan prior to the expiration of the two-year period beginning on the date the individual first participated in that employer's SIMPLE IRA Plan.

     B.   Purchase Payment/Contribution Limits

          1. The maximum purchase payment amount is further limited for individuals with compensation above $95,000 or for married couples with compensation above $150,000 as follows:

               TAX FILING STATUS      PHASE-OUT RANGE          NO CONTRIBUTION

               Single or Head of       $95,000 to $110,000     $110,000 or more
               Household               modified adjusted       modified adjusted
                                       gross income            gross income

               Joint Return or         $150,000 to $160,000    $160,000 or more
               Qualifying Widow(er)    modified adjusted       modified adjusted
                                       gross income            gross income

               Married - Separate      $0 to $10,000           $10,000 or more
               Return                  modified adjusted       modified adjusted
                                       gross income            gross income

          2. A rollover from a traditional IRA cannot be made to this IRA if, for the year the amount is distributed from the traditional IRA:

               a.   the owner is married and files a separate return;

               b. the owner is married and together the owner and the owner's spouse have modified adjusted gross income in excess of $100,000. Modified adjusted gross income does not include any amount included in adjusted gross income as a result of a rollover from a traditional IRA (a "conversion"); or

               c. the owner is not married and has modified adjusted gross income in excess of $100,000.

          3. A regular contribution to a traditional IRA may be recharacterized pursuant to the rules in Section 1.408A-5 of the proposed regulations as a regular contribution to this IRA, subject to the above limits.

C. Refund of Excess Contributions. If the purchase payment received is in excess of the maximum payment: (1) the excess amount may be subject to an excise tax for the year of the excess and for each year thereafter until corrected; or (2) the owner may receive a refund of the excess amount plus any investment gain resulting from allocation to the subaccount(s). Any investment loss resulting from the allocation of the excess amount to the subaccount(s) will be deducted proportionately from the remaining subaccount value(s) and guarantee amount(s).

     The owner must make his request in writing on or before the date prescribed by law (including extension of time) for filing the income tax return for that taxable year. If the Company is made aware that premium received is in excess of the maximum premium and the owner does not exercise one of these options within the period allowed, the excess contributions will be refunded.

D. Refund of Purchase Payments. Any refund of purchase payments (other than those attributable to excess contribution) will be applied toward the payment of future premiums or the purchase of additional benefits and must be applied before the close of the calendar year following the year of the refund.

E.   Payment. Payment under this contract must be in cash.

F. Minimum Purchase Payment Amount. The minimum total first-year purchase amount required to purchase a contract is $2,000. The minimum purchase payment size is $100, unless the payment is made through an Automatic Purchase Payment Plan, in which case the minimum is $25.

G. Additional Purchase Payments. Additional purchase payments after the initial purchase payment are not required.

PROCEEDS

A. Premature Distributions. Any distribution will be reported to the IRS as a premature distribution, and earnings may be subject to an excise tax in addition to income tax unless the Company is notified of one of the following circumstances:

     1. the distribution is a part of a series of substantially equal periodic payments made no less frequently than annually over the life expectancy of the owner or joint life expectancies of the owner and the named beneficiary(ies);

     2.   the owner is over age 59%;

     3. the distribution occurs following the disability (within the meaning of 572(m)(7) of the Code) of the owner;

     4. the distribution to the beneficiary(ies) occurs following the death of the owner; or

     5. the distribution occurs: (a) to pay health insurance premiums if the owner receives state or federal unemployment compensation for at least twelve (12) consecutive weeks; (b) to pay medical bills in excess of 7%% of the owner' s adjusted gross income; (c) to pay up to $10,000/1ifetime for qualified first-time home purchase; or (d) to pay qualified secondary education costs.

B. Payments to Owner. Payment shall be made to the owner under this contract as follows:

     1.   as a lump sum; or

     2.   in equal or substantially equal payments.

     Ordinary federal income tax will be due on any nonqualified distribution of earnings. A nonqualified distribution is a distribution that occurs: (1) within five years of the year of the original contribution to the original Roth IRA; or (2) after five years if the distribution is due to one of the following: (a) owner' s death; (b) disability of the owner; (c) owner' s attainment of age 59%; or (d) for the qualified expenses of a first-time home purchase.

     All distributions made hereunder shall be made in accordance with the requirement of 5401(a)(9) of the Code except the requirements of
     5401(a)(S)(A) and (G) of the Code, and the regulations thereunder. No amount is required to be distributed prior to the death of the owner for whose benefit the contract was originally established.

     Any applicable charges outlined in the contract will apply to the amount withdrawn to the extent allowed by federal regulation.

C. Payments to Beneficiary(ies). Payments to a beneficiary(ies) after the death of the owner are provided by this contract. If the owner dies, the owner' s entire remaining interest will be distributed as follows:

     1. If the owner dies on or after distributions have begun, the entire remaining interest will be distributed at least as rapidly as under the method of distribution being used prior to the owner' s death. A beneficiary(ies) may increase the frequency or amount of payments if the payments are for a period certain. Payments must be made at intervals of no longer than one year.

     2. If the owner dies, the entire remaining interest must be distributed as elected by the owner or, if the owner has not so elected, as elected by the beneficiary by December 31st of the year containing the fifth anniversary of the owner' s death; except to the extent that an election is made to receive distributions in accordance with a. or b. below:

          a. In payments over the life or over a period certain not greater than the life expectancy of the designated beneficiary(ies) started by December 31st of the year following the year of the owner' s death.

          b. If the designated beneficiary is the individual' s surviving spouse, the date distributions are required to begin in a. above shall not be earlier than the later of December 31 of the calendar year immediately following the calendar year in which the owner died or December 31 of the calendar year in which the owner would have attained age 70%.

          c. If the designated beneficiary is the individual' s surviving spouse, the spouse may elect to treat the contract as his or her own Roth IRA. This election will occur automatically if the surviving spouse makes a regular contribution to this Roth IRA, makes a rollover to or from this Roth IRA, or fails to take a distribution as required by subsection a. or subsection b. of this paragraph.

     3. Life expectancy and joint and last survivor expectancy are computed by use of the return multiples contained in Tables V of 51.72-g of the Income Tax Regulations. Unless otherwise elected by the owner' s surviving spouse before distribution has commenced, the life expectancy of the spouse beneficiary shall be recalculated annually for the purposes of distribution. An election not recalculated shall be irrevocable and shall apply to all subsequent years. The life expectancy of a non-spouse beneficiary(ies) may not be recalculated. Instead, life expectancy will be calculated using the attained age of such beneficiary during the calendar year in which the distributions are required to begin and payments for subsequent years shall be calculated based on such life expectancy reduced by one for each calendar year which has elapsed since the calendar year life expectancy was first calculated.

GENERAL PROVISIONS

A. Endorsements. The contract, including this Endorsement, will be amended from time to time as required by changes in the Code, IRS Regulation, or published revenue rulings. The owner will be promptly furnished with a copy of any endorsements to the contract which are made in order to maintain compliance with changes in the Code. Upon receipt of the endorsement, the owner has thirty (30) days in which to contact the Company in order to reject the endorsement. If the thirty (30) days elapse without contact by the owner, the endorsement is deemed accepted by the owner. Rejection of the endorsement by the owner will be deemed a request to surrender this contract as this contract is established with the intent to remain in compliance with federal regulation.

B. Reporting. The Company is required to report payments from this contract to the IRS and, in some cases, to withhold certain amounts from taxable distributions. The Company will furnish an annual calendar year report summarizing total contributions and distributions under this contract in that year as may be required by the IRS.

C. Disclosure. The Company furnishes a disclosure statement describing Roth IRAs when the contract is delivered or endorsed.

D. Enabling Agreement. The owner, by signing the application requesting that the contract be issued as a Roth Individual Retirement Annuity, agrees to the terms of this section and requests that this Endorsement be attached to the contract. The matters which the owner agrees to and accepts responsibility for in the contract (including the Application and this Endorsement) will not be the responsibility of CUNA Mutual Life Insurance Company (the Company). The Company will not be liable for any direct or indirect damage or loss including (without limitation) taxes suffered or incurred by the owner or the beneficiary(ies) as a result of those matters.

     Unless such damage or loss is caused by willful or negligent act or omission of the Company in violation of the contract or applicable law, the Company will not be liable for any direct or indirect damage or loss. This includes (without limitation) taxes suffered or incurred by the owner when the Company:

     1. acts in accordance with or reliance upon any information furnished by the owner or the beneficiary(ies);

     2. is required to act without the benefit of information which the owner is required to provide under the provisions of the contract or by law; or

     3. administers any other matters arising under or relating to the contract.

CUNA Mutual Life Insurance Company
A Mutual Insurance Company

/s/ Michael B. Kitchen
President

Form 99-VAROTH  (12/98)

                                  Exhibit 4(f)
                       Executive Benefit Plan Endorsement

CUNA Mutual Life Insurance Company
A Mutual Insurance Company
2000 Heritage Way, Waverly, Iowa 50677
Phone:  800/798-5500

                       EXECUTIVE BENEFIT PLAN ENDORSEMENT

SECTION 1.     GENERAL INFORMATION

What is our agreement with you?

Our agreement with you includes this endorsement as a part of the policy or contract (herein referred to as "policy") to which it is attached. The provisions of the policy apply to this endorsement unless changed by this endorsement.

SECTION 2.     BENEFIT

What is the benefit provided by this endorsement?

This endorsement waives the surrender charges or deferred charges on the policy to which it is attached subject to the following:

     a.) this policy is surrendered and the proceeds are used to fund a new policy provided through CUNA Mutual Life Insurance Company or an affiliate;

     b.)  this policy is owned by a business or a trust;

     c.)  the new policy is owned by the same entity;

     d.) the insured or annuitant under this policy is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

     e.) the insured or annuitant under the new policy is also a selected manager or a highly compensated employee;

     f.)  we receive an application for the new policy; and

     g.)  we have evidence of insurability satisfactory to us.

SECTION 3.     CHARGES

Is there a charge for this benefit?

There is no charge for this benefit. However, if you exercise the right provided by this endorsement during the first two policy years, we reserve the right to charge a fee to offset expenses incurred. Any fee charged will never be greater than $150.00.

CUNA Mutual Life Insurance Company
    A Mutual Insurance Company

/s/ Michael B. Kitchen
President

98-EBP

                                  Exhibit 5(a)
                          Variable Annuity Application

CUNA MUTUAL LIFE         VARIABLE ANNUITY APPLICATION       Credit Union No.____
INSURANCE COMPANY           (Please Print Clearly)
A Mutual Insurance Company
2000 Heritage Way, Waverly, Iowa 50677

1.   ANNUITANT (OWNER)                                      Sex: __Male __Female
     Name  ____________________________________             SS No./Tax ID:______
     Address __________________________________             Date of Birth:______
     City ________________ State ____ ZIP _____             Daytime Phone(__)___

2.   CO-ANNUITANT (CO-OWNER)                                Sex: __Male __Female
     (Not available for QRP, IRA, Roth IRA, SEP or 403(b) Plans)
     Name  ____________________________________             SS No./Tax ID:______
     Address __________________________________             Date of Birth:______
     City ________________ State ____ ZIP _____             Daytime Phone(__)___

3.   OWNER                                                  Sex: __Male __Female
     (If Annuitant(s) are not also the Owner(s), then specify the Owner here.)
     Name  ____________________________________             SS No./Tax ID:______
     Address __________________________________             Date of Birth:______
     City ___________________ State ______ ZIP ______       Daytime Phone(__)___

4.   BENEFICIARY                                            Sex: __Male __Female
     (To list more beneficiaries, use Section 10.)
                    Name             Address           Relationship to Annuitant

     Primary ___________________________________________________________________

     Contingent ________________________________________________________________

5.   PLAN TYPE (Check the appropriate boxes.)          6.   HOME OFFICE USE ONLY
     __Non-qualified   __457(b)  __457(f)

     Qualified:  (Check the appropriate plan description.)
     __IRA   __SEP/IRA   __403(b) Other _______
     __Roth Contributory IRA   __Roth Conversion IRA

7. PURCHASE PAYMENTS Please make checks payable to CUNA Mutual Life Insurance Company.
     Single/Initial Purchase Payment $ ______ Future Purchase Payments $ _____ (Min. Total First Year: Non-qual. $5000, (Min.: $100 or $25 for Automatic
       Qual. or 457 $2000, 403(b) $300)         & Salary Savings)
     By:__Check     __Automatic*               By: __Mo. Automatic*
        __Transfer  __Rollover                     __Salary Savings
     Year for which contribution applies ____      __Quarterly
          (If Qualified)                           __Semiannual   __Annual

        The Initial Purchase Payment applied will be equal to the actual amount received by CUNA Mutual Life Insurance Company.
       *You must complete the Automatic Purchase Payment Plan, Form 340.

8. PURCHASE PAYMENT ALLOCATION % (Whole %; Must total 100%; Minimum 5% per Subaccount or Guarantee Period.)
     ALLOCATION % TO SUBACCOUNT(S) OF THE VARIABLE ACCOUNT:

     __% Capital Appreciation Stock  __% Money Market     __% High Income
     __% Growth & Income Stock     __%World Governments   __% Developing Markets
     __% Balanced Account       __%International Stock    __% Mid-Cap Stock
     __% Bond                __% Emerging Growth          __% Other

     ALLOCATION % TO GUARANTEE PERIOD(S) OF THE GUARANTEED INTEREST OPTION:
       (Note - Min. amount $1000 each payment)
     __% DCA 1 Year  __% 1 Year  __% 3 Year  __% 5 Year  __% 7 Year  __% 10 Year

9. PRESERVATION PLUS PROGRAM I will participate in the Preservation Plus Program. I hereby authorize CUNA Mutual Life Insurance Company to allocate a portion of the initial purchase payment to the ___ Year Guarantee Period. This portion will be the present value reflecting the guaranteed interest rate as of the contract issue date for the Guarantee Period indicated. The difference between the initial purchase payment and the portion allocated to the Guarantee Period will be allocated as indicated in Section 8.

10.  Special Instructions            11.  Will this contract replace or change
                                          any existing life insurance or annuity
                                          in this or any other company? _Yes _No
                                          If Yes:
                                          What Company?_________________________
                                          What Contract Number? ________________

12.  SUITABILITY
     Must be completed by Owner.     Annual Earnings       Estimated Net Worth
         Occupation_______________   $ 25,000-$ 49,999      $ 25,000-$ 74,999
         Employer_________________   $ 50,000-$ 99,000      $ 75,000-$124,999
         Address__________________   $100,000-$199,999      $125,000-$174,999
         City_____ State__ Zip ___   $200,000+              $175,000-$224,999
                                     Other Inc._______      $225,000+
                                                            Specify $_____
     Financial Objectives Check all that apply.
     ____Preservation of Capital        ____Income
     ____Long Term Growth               ____Maximum Capital Appreciation

     Initial Source of Funds Check all that apply.
     ____CDs/Savings Acct.              ____Investments
     ____Stocks/Bonds                   ____Sale of Personal Property
     ____Current Income                 ____Policy Cash Value, Dividend or Loan
     ____Policy Surrender               ____Qualified Retirement Plan    __Other

13.  TELEPHONE/FAX AUTHORIZATION

     I understand that I will automatically have telephone/fax authorization unless the following box is marked:

          __I do NOT want telephone/fax authorization

     I understand that the representative who signs this application will automatically have telephone/fax authorization unless the following box is marked:

          __I do NOT want the representative who signed this application to have telephone/fax authorization.

     See the Optional Program form for details on what transactions can be done by telephone/fax. If your representative changes, you will need to complete a new authorization.

14.  AGREEMENT

     a. I hereby represent my answers to the above questions to be correct and true to the best of my knowledge and belief and are made as a basis for my application.

     b. I understand that no agent is authorized to make, modify or discharge any annuity contract provision or waive any of the Company's rights or requirements.

     c. Any person who, with intent to defraud or knowing that he is facilitating a fraud against an insurer, submits an application or files a claim containing a false or deceptive statement is guilty of insurance fraud, which is a crime.

     d.   I ACKNOWLEDGE RECEIPT OF A CURRENT VARIABLE ANNUITY PROSPECTUS
          DATED _______. I HEREBY REQUEST A STATEMENT OF ADDITIONAL INFORMATION __YES __NO

     e. I UNDERSTAND THAT CONTRACT VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE OF A VARIABLE ACCOUNT ARE VARIABLE AND NOT GUARANTEED AS TO A FIXED DOLLAR AMOUNT.

     f. I UNDERSTAND THAT AMOUNTS WITHDRAWN FROM THE GUARANTEED INTEREST OPTION MAY BE ADJUSTED UPWARD OR DOWNWARD BASED ON AN INTEREST ADJUSTMENT FORMULA.

     g. I, the proposed owner(s), certify under penalties of perjury, that the taxpayer identification number(s) shown under Sections 1 and 2, or under Section 3 (if Owner is other than the Annuitant), is my correct taxpayer identification number, and I am NOT subject to backup withholding unless I have marked the box below"

               __I have been notified that I am subject to backup withholding under Internal Revenue Section 3406(a)(1)(c),and the payor shall withhold in accordance with withholding requirement imposed by law.

          The Internal Revenue Service does not require your consent to any provisions of this document other than the certifications required to avoid backup withholding.

Signed at ______________________________________________         _______________
                  City and State                                      Date
          ______________________________________________         _______________
          Signature of Owner (If other than Proposed Annuitant)       Date
          ______________________________________________         _______________
                  Signature of Annuitant(s)                           Date

AGENT:

To the best of your knowledge, will this contract replace or change any existing life insurance or annuity? __Yes __No

If yes, have all required documents been completed in compliance with applicable state regulations? __Yes __No

If no, explain in Section 10.

          ________________________________     _____________     _______________
                 Signature of Agent              Agent No.            Date

                                  Exhibit 5(b)

        Flexible Premium Deferred Variable and Fixed Annuity Application
                                State Variations

Application Form No. 1676 attached as Exhibit 5 is a copy of the Application language used in the following states:

Alabama                                      Maryland
Arkansas                                     Massachusetts
California                                   Mississippi
Colorado                                     Missouri
Connecticut                                  Nebraska
Delaware                                     New Jersey
Hawaii                                       New Mexico
Illinois                                     North Dakota
Indiana                                      Rhode Island
Iowa                                         South Dakota
Kansas                                       Tennessee
Louisiana                                    Vermont
Maine                                        West Virginia
                                             Wyoming

The following application forms vary from the Form No. 1676 as indicated below:

Application Form No. 1676 AZ Section 13 added, "Upon written request, we will provide the owner with information regarding benefits and provisions of the contract. If you decide not to keep your contract, return it within 10 days after you receive it for a refund of purchase payments, adjusted for any investment gain or loss if allocated to the Subaccount(s) of the Variable Account. You may return it to CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677, or to the agent who sold it to you." Form 1676 AZ language is used in the following states:

          Arizona

Application Form No. 1676 FL changes Section 13(e) to "I understand that contract value placed in the subaccounts of the variable account will increase or decrease based on the investment experience of the subaccount(s) selected"; adds agent license no line next to the witness or agent line. Form 1676 FL language is used in the following states:

          Florida

Application Form No. 1676(B) adds to Section 8 "the portion of the initial Purchase Payment allocated to the subaccount(s) of the variable account will be allocated to the Money Market subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above." Form 1676(B) language is used in the following states:

          Georgia
          Idaho
          Michigan
          Nevada
          North Carolina
          South Carolina

Application Form No. 1676 KY adds to Section 13 "(g) - fraud statement". Also changed signature lines to include: signed at: (city & state), on (date). Form 1676 KY language is used in the following states:

          Kentucky

Application Form No. 1676(F) deletes from Section 8 the allocation percentage to subaccount(s) of the variable account. Section 9, Preservation Plus Program is deleted in its entirety. Section 12, Agreement Section deleted (f), "I understand that amounts withdrawn from the guaranteed interest option may be adjusted upward or downward based on an interest adjustment formula. Form 1676(F) language is used in the following states:

          Maryland
          Oregon

Application Form No. 1676 MN deletes subsection (c) from Section 13 related to taxpayer identification. Application Form No. 1676 MN language is used in the following states:

          Minnesota

Application Form No. 1676 MT0294 adds a date in the form number. Application Form No. 1676 MT0294 language is used in the following states:

          Montana

Application Form No. 1676(D) includes only one year guarantee period percentage allocation in Section 8. Section 13, Agreement (f) is deleted - "I understand that amounts withdrawn from the guarantee interest option may be adjusted upward or downward based on an interest adjustment formula." Application Form No. 1676(D) language is used in the following states:

          Pennsylvania
          Texas
          Wisconsin

Application Form No. 1676(C) adds (g) fraud clause to Section 13, Agreement. Application 1676 (C) language is used in the following states:

          Ohio

Application Form No. 1676 OK adds to Section 8 "The portion of the initial Purchase Payment allocated to the Money Market Subaccount(s) of the Variable Account will be allocated to the Money Market Subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above. Question 13 adds fraud statement. Application Form No. 1676 OK language is used in the following states:

          Oklahoma

Application Form No. 1676(E) adds to Section 8 "The portion of the Initial Purchase Payment allocated to Subaccount(s) of the Variable Account will be allocated to the Money Market Subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above. Also, only 1 year guarantee period % allocation. Section 13, Agreement, (f) is deleted "I understand that amounts withdrawn from the guaranteed interest option may be adjusted upward or downward based on an interest adjustment formula." Application Form No. 1676(D) language is used in the following states:

          Utah

Application Form No. 1676 VA changes Section 13, Agreement (f) "interest adjustment" to "market value". Application Form No. 1676 VA language is used in the following states:

          Virginia

Application Form No. 1676(G) adds to Section 8 "The portion of the initial Purchase Payment allocated to the subaccount(s) of the Variable Account will be allocated to the Money Market Subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above. Application Form No. 1676(G) language is used in the following states:

          Washington

                                  Exhibit 8(a)
        Letter Agreement between Rose Price-Fleming, Inc. and the Company dated April 1, 1997.

                                LETTER AGREEMENT



                                           August 27, 1997


CUNA Mutual Life Insurance Company


Ladies and Gentlemen:

     This letter sets forth the agreement ("Agreement") between CUNA Mutual Life Insurance Company ("Company") and Rowe Price-Fleming International, Inc. ("RPFI") concerning certain administrative services to be provided by you, with respect to the T. Rowe Price International Series, Inc., (the "Fund"), with effect from April 1, 1997.

     1. The Fund. The Fund is a Maryland Corporation registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Act") as an open-end diversified management investment company. The Fund serves as a funding vehicle for variable annuity contracts and variable life insurance contracts and, as such, sells its shares to insurance companies and their separate accounts. With respect to various provisions of the Act, the SEC requires that owners of variable annuity contracts and variable life insurance contracts be provided with materials and rights afforded to shareholders of a publicly-available SEC-registered mutual fund.

     2. The Company. The Company is an Iowa mutual life insurance company. The Company issues variable life and variable annuity contracts (the "Contracts") supported by one or more separate accounts (individually a "Separate Account" and collectively the "Separate Accounts") which are registered with the SEC as unit investment trusts, or which are properly exempt from registration. The Company has entered into a participation agreement with the Fund (the "Participation Agreement") pursuant to which the Company purchases shares of the Fund for the Separate Accounts supporting the Company's Contracts.

     3. RPFI. RPFI serves as the investment adviser to the T. Rowe Price International Series, Inc. RPFI supervises and assists in the overall management of the Fund's affairs under an investment management agreement with the Fund (the "Management Agreement"), subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law. Under the Management Agreement, RPFI is compensated for providing investment advisory and certain administrative services (either directly or through affiliates).

CUNA Mutual Life Insurance Company
August 27, 1997
Page 2


     4. Administrative Services. You have agreed to assist us, as we may request from time to time, with the provision of administrative services to the Fund, as they may relate to the investment in the Fund by the Separate Accounts. It is anticipated that such services may include (but shall not be limited to): the mailing of Fund reports, notices, proxies and proxy statements and other informational materials to holder of the Contracts supported by the Separate Accounts; the maintenance of separate records for each holder of the Contracts reflecting shares purchased and redeemed and share balances; the preparation of various reports for submission to Fund directors; the provision of advice and recommendations concerning the operation of the series of the Fund as funding vehicles for the Contracts; the provision of shareholder support services with respect to the Separate Account portfolios serving as funding vehicles for the Contracts; telephone support for holders of Contracts with respect to inquiries about the Fund; and the provision of other administrative services as shall be mutually agreed upon from time to time.

     5. Payment for Administrative Services. In consideration of the administrative services to be provided by the Company, we shall make payments to the Company on a quarterly basis ("Payments") from our assets, including our bona fide profits as investment advisers to the Fund, an amount equal to 15 basis points (0.15%) per annum of the average net asset value of shares of the Fund held by the Separate Accounts under the Participation Agreement, provided, however, that such payments shall only be payable with respect to the Fund for each calendar quarter during which the aggregate dollar value of shares of the Fund purchased pursuant to the Participation Agreement by the Company exceeds $50,000,000. For purposes of computing the payment to the Company contemplated under this Paragraph 5, the average aggregate net asset value of shares of the Fund held by the Separate Accounts over a quarterly period shall be computed by totaling each Separate Account's aggregate investment (share net asset value multiplied by total number of shares held by the Separate Account) on each business day during the calendar quarter, and dividing by the total number of business days during such quarter. The Payments contemplated by this Paragraph 5 shall be calculated by RPFI at the end of each calendar quarter and will be paid to the Company within 30 business days thereafter.

     6. Nature of Payments. The parties to this Agreement recognize and agree that RPFI's payments to the Company relates to administrative services only and does not constitute payment in any manner for investment advisory services or for costs of distribution of the Contracts or of Fund shares; and further, that these payments are not otherwise related to investment advisory or distribution services or expenses, or administrative services which RPFI is required to provide to owners of the Contracts pursuant to the terms thereof. You represent that you may legally receive the payments contemplated by this Agreement.

     7. Term. This Agreement shall remain in full force and effect for an initial term of two years, and shall automatically renew for successive one-year periods unless any party informs each of the other parties upon 60-days written notice of its intent not to continue this

CUNA Mutual Life Insurance Company
August 27, 1997
Page 3


Agreement. This Agreement and all obligations hereunder shall terminate automatically with respect to the Company and its relationship with the Fund upon the redemption of the Company's and its Separate Accounts investment in the Fund, or upon termination of its Participation Agreement with the Fund, CUNA Mutual Life Insurance Company

     8. Amendment. This Agreement may be amended only upon mutual agreement o all of the parties hereto in writing.

     9. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original but all of which shall together constitute one and the same instrument.

     If this Agreement is consistent with your understanding of the matters we discussed concerning your administrative services, kindly sign below and return a signed copy to us.

                                           Very truly yours,

                                           ROWE PRICE-FLEMING
                                           INTERNATIONAL, INC.

                                           By: /s/ Nancy M. Morris
                                           Name:  Nancy M. Morris
                                           Title: Vice President

Acknowledged and Agreed to:

CUNA MUTUAL LIFE INSURANCE
COMPANY

By:  Michael S. Daubs
Name:  Michael S. Daubs
Title:  Chief - Investments

                                  Exhibit 8(b)
          Participation Agreement between MFS Variable Insurance Trust and the Company dated November 21, 1997.

                         PARTICIPATION/SERVICE AGREEMENT
                                      AMONG
                          MFS VARIABLE INSURANCE TRUST,
                       CUNA MUTUAL LIFE INSURANCE COMPANY
                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

         THIS AGREEMENT, made and entered into as of this 21st day of November 1997, by and among MFS VARIABLE INSURANCE TRUST, a Massachusetts business trust (the "Trust"), CUNA Mutual Life Insurance Company, an Iowa corporation (the "Company") on its own behalf and on behalf of each of the qualified retirement plans set forth in Schedule A hereto, as may be amended from time to time. (the "Plans"), and MASSACHUSETTS FINANCIAL SERVICES COMPANY, a Delaware corporation ("MFS").

         WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered or will be registered under the Securities Act of 1933, as amended (the "1933 Act");

         WHEREAS, shares of beneficial interest of the Trust are divided into several series of shares, each representing the interests in a particular managed pool of securities and other assets;

         WHEREAS, the series of shares of the Trust offered by the Trust to the Plans are set forth on Schedule A attached hereto (each, a "Portfolio," and, collectively, the "Portfolios");

         WHEREAS, MFS is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and any applicable state securities law, and is the Trust's investment adviser;

         WHEREAS, the Company sponsors the Plans and provides administrative services comprised of, but not limited to, record-keeping, reporting and processing services to the Plans (the "Administrative Services");

         WHEREAS, the Plans are duly organized, validly existing retirement plans qualified under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), established by resolution of the Board of Directors of the Company, to set aside and invest assets attributable to the participants in the Plans (the "Participants") (the Plans covered by this Agreement, and each corresponding Portfolio covered by this Agreement in which the Plans invest, is specified in Schedule A attached hereto as may be modified from time to time);

         WHEREAS, MFS Fund Distributors, Inc. (the "Underwriter") is registered as a broker-dealer with the Securities and Exchange Commission (the "SEC") under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. (the "NASD"); and

         WHEREAS, to the extent permitted by applicable law, the Plans intend to purchase shares in one or more of the Portfolios specified in Schedule A attached hereto (the "Shares"), and the Trust intends to sell such Shares to the Plans at net asset value;

         NOW, THEREFORE, in consideration of their mutual promises, the Trust, MFS, and the Company agree as follows:

ARTICLE I. PERFORMANCE OF SERVICES

         1.1. The Company agrees to perform the administrative services and functions specified in Schedule B attached hereto (the "Services") with respect to Shares owned by Plans and included in one or more accounts (not to exceed one per Plan) in each Portfolio (the "Accounts").

         1.2. In consideration of the Company's performance of the Services, MFS agrees to pay the Company the Service Fees described in Schedule C attached hereto. The parties agree that the Service Fees are for administrative services only and do not constitute payment in any manner for investment advisory or distribution services. Except as otherwise provided in this Agreement, each party shall bear all expenses incidental to the performance of its obligations under this Agreement.

ARTICLE II. SALE OF TRUST SHARES

         2.1. The Trust agrees to sell to the Plans those Shares which the Accounts order (based on orders placed by Participants on that Business Day, as defined below) and which are available for purchase by such Accounts, executing such orders on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the order for the Shares. For purposes of this
Section 2. I, the Company shall be the designee of the Trust for receipt of such orders from Participants and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice of such orders by 9:30 a.m. New York time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange, Inc. (the "NYSE") is open for trading and on which the Trust calculates its net asset value pursuant to the rules of the SEC.

         2.2. The Trust agrees to make the Shares available indefinitely for purchase at the applicable net asset value per share by the Company and the Accounts on those days on which the Trust calculates its net asset value pursuant to rules of the SEC and the Trust shall calculate such net asset value on each day which the NYSE is open for trading. Notwithstanding the foregoing, the Board of Trustees of the Trust (the "Board") may refuse to sell any Shares to the Company and the Accounts, or suspend or terminate the offering of the Shares if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interest of the Shareholders of such Portfolio.

         2.3. The Trust and MFS agree that the Shares will be sold only to insurance companies which have entered into participation agreements with the Trust and MFS (the "Participating Insurance Companies") and their separate accounts, qualified pension and retirement plans and MFS or its affiliates. The Company undertakes that the Plans will not resell the Shares except to the Trust or its agents.

         2.4. The Trust agrees to redeem for cash, on the Company's request, any full or fractional Shares held by the Accounts (based on orders placed by Participants on that Business Day), executing such requests on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the request for redemption. For purposes of this Section 2.4, the Company shall be the designee of the Trust for receipt of requests for redemption from Participants and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice of such request for redemption by 9:30 am. New York time on the next following Business Day.

         2.5. Each purchase, redemption and exchange order placed by the Company shall be placed separately for each Portfolio and shall not be netted with respect to any Portfolio. However, with respect to payment of the purchase price by the Plans and of redemption proceeds by the Trust, the Plans and the Trust shall net purchase and redemption orders with respect to each Portfolio and shall transmit, or arrange for the transmission of, one net payment for all of the Portfolios in accordance with Section 2.6 hereof.

         2.6. In the event of net purchase, the Plans shall pay for the Shares by 2:00 p.m. New York time on the next Business Day after an order to purchase the Shares is made in accordance with the provisions of Section 2. I. hereof. In the event of net redemptions, the Trust shall pay the redemption proceeds by 2:00 p.m. New York time on the next Business Day after an order to redeem the shares is made in accordance with the provisions of Section 2.4. hereof. All such payments shall be in federal funds transmitted by wire.

         2.7. Issuance and transfer of the Shares will be by book entry only. Stock certificates will not be issued to the Plans or the Accounts. The Shares ordered from the Trust will be recorded in an appropriate title for the Accounts or the appropriate subaccounts of the Accounts.

         2.8. The Trust shall furnish same day notice (by wire or telephone followed by written confirmation) to the Plans of any dividends or capital gain distributions payable on the Shares. The Company, on behalf of the Plans, hereby elects to receive all such dividends and distributions as are payable on a Portfolio's Shares in additional Shares of that Portfolio. The Trust shall notify the Company of the number of Shares so issued as payment of such dividends and distributions.

         2.9. The Trust or its custodian shall make the net asset value per share for each Portfolio available to the Company on each Business Day as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 6:30 p.m. New York time. In the event that the Trust is unable to meet the 6:30 p.m. time stated herein, it shall provide additional time for the Company to place orders for the purchase and redemption of Shares. Such additional time shall be equal to the additional time which the Trust takes to make the net asset value available to the Company. If the Trust provides materially incorrect share net asset value information, the Trust shall make an adjustment to the number of shares purchased or redeemed for the Accounts to reflect the correct net asset value per share. Any material error in the calculation or reporting of net asset value per share, dividend or capital gains information shall be reported promptly upon discovery to the Company.

ARTICLE III. CERTAIN REPRESENTATIONS, WARRANTIES AND COVENANTS

         3.1. The Company represents and warrants that:

                  (a) the arrangements and compensation provided for in this Agreement will be disclosed to the Plans through a Plan fiduciary;

                  (b) it will not be a "fiduciary" of any Plan with respect to the provision of the Administrative Services, the Services or with respect to a Plan's Purchase of Shares, as such term is defined in Section 3(21) of ERISA, and Section 4975 of the Internal Revenue Code of 1986, as amended (the "Code");

                  (c)      the receipt of the Service Fees  described in Section
                           1.2 hereof by the Company will not constitute a non-exempt "prohibited transaction" as such term is defined in Section 406 of ERISA and Section 4915 of the Code;

                  (d) it is not required to be registered as a broker-dealer under the 1934 Act or any applicable state securities laws, including as a result of entering into and performing the Services set forth in this Agreement;

                  (e) if it is required to be registered as a transfer agent under the 1934 Act for purposes of performing the Services set forth in this Agreement, it is so registered or will be so registered prior to performing such Services; and

                  (f) Shares of any Portfolio sold to a Plan will be held by the trustee of that Plan as required by Section 403(a) of ERISA.

         3.2. Upon the Company being registered as a transfer agent under the 1934 Act, the Company shall, at all times, comply with all laws, rules and regulations applicable to a transfer agent under the Federal securities laws, including without limitation requirements for delivery of prospectuses (which term includes prospectus supplements), Whether or not required by applicable law, the Company shall deliver or arrange for the delivery of prospectuses to Participants in participant-directed Plans, as updated annually and from time to time.

         3.3. The Company and its agents and representatives shall not make any representations concerning a Portfolio or the Shares except those contained in the then current prospectus of such Portfolio.

         3.4. Each party or its designee shall maintain and preserve all records as required by law to be maintained and preserved in connection with providing the Services and in making Shares available to the Plans. Upon the request of MFS, the Company shall provide copies of all the historical records relating to transactions between the Portfolios and the Plans. written communications regarding the Portfolios to or from such Plans and other materials, in each case
(i) as are maintained by the Company in the ordinary course of its business and in compliance with laws and regulations governing transfer agents, and (ii) as may reasonably be requested to enable MFS or its representatives. including without limitation its auditors or legal counsel, to (a) monitor and review the Services, (b) comply with any request of a governmental body or self-regulatory organization or a Plan, (c) verify compliance by the Company with the terms of this Agreement, (d) make required regulatory reports, or(e) perform general customer supervision. The Company agrees that it will permit MFS or such representatives to have reasonable access to its personnel and records in order to facilitate the monitoring of the quality of the Services.

         3.5. The Company will not pass-through voting to Participants and will ensure that the Plans do not pass-through voting with respect to shareholder actions of the Portfolios.

         3.6. The Trust and MFS represent and warrant that the Shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of The Commonwealth of Massachusetts and all applicable federal and state securities laws and that the Trust is and shall remain registered under the 1940 Act. The Trust shall amend the registration statement for its Shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its Shares. The Trust shall register and qualify the Shares for sale in accordance with the laws of the various states only if and to the extent deemed necessary by the Trust.

         3.7. MFS represents and warrants that the Underwriter is a member in good standing of the NASD and is registered as a broker-dealer with the SEC. The Trust and MFS represent that the Trust and the Underwriter will sell and distribute the Shares in accordance in all material respects with all applicable state and federal securities laws, including without limitation the 1933 Act, the 1934 Act, and the 1940 Act.

         3.8. The Trust represents that it is lawfully organized and validly existing under the laws of The Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act and any applicable regulations thereunder.

         3.9. MFS represents and warrants that it is and shall remain duly registered under all applicable federal securities laws and that it shall perform its obligations for the Trust in compliance in all material respects with any applicable federal securities laws and with the securities laws of The Commonwealth of Massachusetts. MFS represents and warranty that it is not subject to state securities laws other than the securities laws of The Commonwealth of Massachusetts and that it is exempt from registration as an investment adviser under the securities laws of The Commonwealth of Massachusetts.

         3.10. No less frequently than annually, the Company shall submit to the Board such reports, material or data as the Board may reasonably request so that it may carry out fully the obligations imposed upon it by the conditions contained in the exemptive application pursuant to which the SEC has granted exemptive relief to permit mixed and shared funding (the "Mixed and Shared Funding Exemptive Order").

ARTICLE IV. PROSPECTUS AND PROXY STATEMENTS: VOTING

         4.1. At least annually, the Trust or its designee shall provide the Company, free of charge, with a camera ready copy of the current prospectus (describing only the Portfolios listed in Schedule A hereto) for the Shares, which the Company will print and provide to each Plan and to Participants in participant-directed Plans in accordance with Section 3.2.

         4.2. The prospectus for the Shares shall state that the statement of additional information for the Shares is available from the Trust or its designee. Upon request by the Company, the Trust or its designee, at its expense, shall print and provide a copy of such statement of additional information to the Company (or a master of such statement suitable for duplication by the Company) for distribution by the Company to the Plans and to the Participants of participant-directed Plans.

         4.3. The Trust or its designee shall provide the Company free of charge copies, if and to the extent applicable to the Shares, of the Trust's reports to shareholders and other communications to shareholders in such quantity as the Company shall reasonably require for distribution to Participants.

         4.4. Notwithstanding the provisions of Sections 4.1, 4.2, and 4.3 above, or of Article V below, the Company shall pay the expense of printing or providing documents to the extent such cost is considered a distribution expense.

ARTICLE V. FEES AND EXPENSES

         5.1. The Trust shall pay no fee or other compensation to the Company under this Agreement, and the Company shall pay no-fee or other compensation to the Trust, except that if the Trust or any Portfolio adopts and implements a plan pursuant to Rule l2b-I under the 1940 Act to finance distribution and Shareholder servicing expenses, then, subject to obtaining any required exemptive orders or regulatory approvals, the Trust may make payments to the Company if and in amounts agreed to by the Trust in writing. Each party, however, shall, in accordance with the allocation of expenses specified in Articles IV and V hereof, reimburse other parties for expenses initially paid by one party but allocated to another party. In addition, nothing herein shall prevent the parties hereto from otherwise agreeing to perform, and arranging for appropriate compensation for, other services relating to the Trust and/or to the Accounts.

         5.2. The Trust or its designee shall bear the expenses for the cost of registration and qualification of the Shares under all applicable federal and state. laws, including preparation and tiling of the Trust's registration statement, and payment of filing fees and registration fees: preparation and tiling of the Trust's proxy materials and reports to Shareholders; setting in type and printing its prospectus and statement of additional information (to the extent provided by and as determined in accordance with Article IV above); setting in type and printing the proxy materials and reports to Shareholders (to the extent provided by and as determined in accordance with Article IV above); the preparation of all statements and notices required of the Trust by any federal or state law with respect to its Shares; all taxes on the issuance or transfer of the Shares; and the costs of distributing the Trust's prospectuses, reports and proxy materials to Plans funded by the Shares (to the extent provided by and as determined in accordance with Article IV above) and any expenses permitted to be paid or assumed by the Trust pursuant to a plan, if any, under Rule l2b-I under the 1940 Act.

         5.3. The Company shall bear the expenses of printing and distributing the Shares' prospectus, of copying and distributing the Shares' statement of additional information, and the expense of distributing Trust's shareholder reports to the Plans and to Participants of participant-directed plans.

ARTICLE VI. QUALIFICATION AND RELATED LIMITATIONS

         6.1. The Trust and MFS represent that each Portfolio will elect to be qualified as a Regulated Investment Company under Subchapter M of the Code and that they will maintain such qualification (under Subchapter M or any successor or similar provision).

ARTICLE VII. INDEMNIFICATION

         7.1. The Company agrees to indemnify and hold harmless MFS, the Trust and their affiliates, the Underwriter, the Trust's transfer agent, and each of their directors, trustees, officers, employees, agents and each person, if any, who controls them within the meaning of the Securities Act, against any losses, claims, damages, liabilities or expenses to which an indemnitee may become subject insofar as those losses, claims, damages, liabilities or expenses (or actions in respect thereof), arise out of or are based upon (i) the provision of Administrative Services by the Company, (ii) the Company's gross negligence or willful misconduct in performing the Services, or (iii) any breach by the Company of any material representation, warranty or covenant made in this Agreement; and the Company will reimburse the indemnitees for any legal or other expenses reasonably incurred, as incurred, by them in connection with investigating or defending such loss, claim or action.

         7.2. The Trust and MFS agree to indemnify and hold harmless the Company, and its directors, trustees, officers, employees, agents and each person, if any, who controls them within the meaning of the Securities Act, against any losses, claims, damages, liabilities or expenses to which an indemnitee may become subject insofar as those losses, claims, damages, liabilities or expenses (or actions in respect thereof), arise out of or are based upon (i) the Trust's or MFS' gross negligence or willful misconduct in performing their respective obligations under this Agreement, or (ii) any breach by the Trust or MFS of any of their respective material representations, warranties or covenants made in this Agreement; and MFS and the Trust will reimburse the indemnitees for any legal or other expenses reasonably incurred, as incurred, by them in connection with investigating or defending such loss, claim or action.

         7.3. Neither the Company nor MFS or the Trust shall be liable under the indemnification provisions contained in this Agreement with respect to any losses, claims, damages, liabilities or expenses to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, willful misconduct, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

         7.4.  Promptly after receipt by an Indemnified Party under this Section
7.5 of notice of commencement of any action, such Indemnified Party will, if a claim in respect thereof is to be made against the indemnifying party under this section, notify the indemnifying party of the commencement thereof; but the omission so to notify the indemnifying party will not relieve it from any liability which it may have to any Indemnified Party otherwise than under this section. In case any such action is brought against any Indemnified Party, and it notified the indemnifying party of the commencement thereof, the indemnifying party will be entitled to participate therein and, to the extent that it may wish, assume the defense thereof. After notice from the indemnifying party of its intention to assume the defense of an action, the Indemnified Party shall bear the expenses of any additional counsel obtained by it, and the indemnifying party shall not be liable to such Indemnified Party under this section for any legal or other expenses subsequently incurred by such Indemnified Party in connection with the defense thereof.

         7.5. Each of the parties agrees promptly to notify the other parties of the commencement of any litigation or proceeding against it or any of its respective officers, directors, trustees, employees or 1933 Act control persons in connection with the Agreement, the Plans or the operation of the Accounts.

         7.6. A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article VII. The indemnification provisions contained in this Article VII shall survive any termination of this Agreement.

ARTICLE VIII. APPLICABLE LAW

         8.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

         8.2. This Agreement shall be subject to the provisions of ERISA and of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Internal Revenue Service ("IRS"), the Department of Labor ("DOL") or the SEC may grant end the terms hereof shall be interpreted and construed in accordance therewith.

ARTICLE IX. NOTICE OF FORMAL PROCEEDINGS

The Trust, MFS, and the Company agree that each such party shall promptly notify the other parties to this Agreement, in writing, of the institution of any formal proceedings brought against such party or its designees by the IRS, DOL. NASD, the SEC, or any other regulatory body regarding such party duties under this Agreement, the Plans or the operation of the Accounts.

ARTICLE X. TERMINATION

         10.1. This Agreement shall terminate with respect to the Account, or one, some or all Portfolios:

               (a) At the option of the Company, the Trust or MFS, upon 30 days' advance written notice to the other party hereto; or

               (b) At the option of the Company, the Trust or of MFS, as the case may be, upon written notice to the other party hereto of (i) the institution of formal proceedings against the Trust or MFS, or against the Company, as the case may be, by the National Association of Securities Dealers, Inc., the Securities and Exchange Commission or any other regulatory body; or (ii) the Company, the Trust or MFS. as the case may be, being in material breach of this Agreement, unless the party in breach cures the breach to the reasonable satisfaction of the party alleging breach within 1O days following such notice.

         10.2. The notice shall specify the Portfolio or Portfolios and, if applicable, the Accounts as to which the Agreement is to be terminated.

         10.3. It is understood and agreed that the right of any party hereto to terminate this Agreement pursuant to Section lO.l(a) may be exercised for cause or for no cause.

ARTICLE XI. NOTICES

Any notice shall be sufficiently given when sent by registered or certified mail, overnight courier or facsimile to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Trust:

         MFS Variable Insurance Trust
         500 Boylston Street
         Boston, Massachusetts 02116
         Facsimile No.: (617) 954-6624
         Attn: Stephen E. Cavan, Secretary

If to the Company:

         CUNA Mutual Life Insurance Company
         5910 Mineral Point Road
         Madison, Wisconsin 5370 1
         Facsimile No.: (608) 238-2472
         Attn: Linda L. Lilledahl

If to MFS:

         Massachusetts Financial Services Company
         500 Boylston Street
         Boston, Massachusetts 02 116
         Facsimile No.: (617) 954-6624
         Attn: Stephen E. Cavan, General Counsel

ARTICLE XII. MISCELLANEOUS

         12.1. Subject to the requirement of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the Participants and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement or as otherwise required by applicable law or regulation, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as it may cane into the public domain.

         12.2. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

         12.3. This Agreement may be executed simultaneously in one or more counterparts, each of which taken together shall constitute one and the same instrument.

         12.4. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

         12.5. The Schedules attached hereto, as modified from time to time, are incorporated herein by reference and are part of this Agreement.

         12.6. Each party hereto shall cooperate with each other party in connection with inquiries by appropriate governmental authorities (including without limitation the IRS, the DOL, the SEC, and the NASD) relating to this Agreement or the transactions contemplated hereby.

         12.7. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

         12.8. Except to the extent provided in Section 2, it is understood and agreed that all Services performed hereunder by the Company shall be as an independent contractor and not as an employee or agent of the Trust or MFS or any of the Portfolios, and none of the parties shall hold itself out as an agent of any other party with the authority to bind such party.

         12.9. Except as otherwise expressly provided for in this Agreement, the Company shall not use, nor shall it allow its employees or agents to use, any name, logo, trademark, service mark or other proprietary designation of MFS, any affiliate of MFS, or any funds, products, or services sponsored, managed, advised, administered, or distributed by MFS or any of its affiliates, for advertising, trade. or any other purposes whatsoever without the express prior written consent of MFS.

         12.10. A copy of the Trust's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts The Company acknowledges that the obligations of or arising out of this instrument are not binding upon any of the Trust's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Trust in accordance with its proportionate interest hereunder. The Company further acknowledges that the assets and liabilities of each Portfolio are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the Portfolio on whose behalf the Trust has executed this instrument. The Company also agrees that the obligations of each Portfolio hereunder shall be several and not joint, in accordance with its proportionate interest hereunder, and the Company agrees not to proceed against any Portfolio for the obligations of another Portfolio.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified above.

                      CUNA MUTUAL LIFE INSURANCE COMPANY
                      By its authorized officer,

                      By:  /s/ Michael B. Kitchen
                      Title:  President


                      MFS VARIABLE INSURANCE TRUST, on behalf of the Portfolios By its authorized officer and not individually,

                      By:  /s/ Stephen E. Cavan
                      Title:  Secretary


                      MASSACHUSETTS FINANCIAL SERVICES COMPANY
                      By its authorized officer,

                      By:   Jeffrey L. Shames
                      Title:  President

                                   SCHEDULE A
                             As of November 21, 1997

                              PLANS AND PORTFOLIOS
                 SUBJECT TO THE PARTICIPATION/SERVICE AGREEMENT


------------------------------------- ------------------------------------
           Name of Plan                         Portfolios
                                           Applicable to Plans
------------------------------------- ------------------------------------

  CUNA Mutual Life Insurance Co.             Emerging Growth
 (`CMLIC") Pension Plan for Agents

        CMLIC Pension Plan
     for Home Office Employees

     CMLIC 401(K) Thrift Plan
            for Agents

     CMLIC 401(K) Thrift Plan
     for Home Office Employees

------------------------------------- ------------------------------------

                                   SCHEDULE B

                                    SERVICES

The Company shall perform the following services, all in accordance with the terms of this Agreement:

         1. Maintain separate records for each Plan, which records shall reflect
Shares   purchased  and   redeemed,   including  the  date  and  price  for  all
transactions, and Share balances.

         2. Disburse or credit to the Plans, and maintain records of, all proceeds of redemptions of shares and all other distributions not reinvested in Shares.

         3. Prepare, and transmit to the Plans, periodic account statements showing the total number of Shares owned by each Plan as of the statement closing date, purchases and redemptions of Shares by the Plan during the period covered by the statement, and the dividends and other distributions paid to the Plan during the statement period (whether paid in cash or reinvested in Shares).

         4. Transmit to MFS or the Portfolios, or any of the agents designated by any of them, such periodic reports as MFS or any Portfolio shall reasonably conclude is necessary to enable MFS, MFS' affiliates or such Portfolio to comply with federal or state Blue Sky requirements.

         5. Transmit to the Plans Participants confirmations of their purchase orders and redemption requests placed by the Plans.

         6. Maintain all account balance information for the Plans and daily and monthly purchase summaries expressed in Shares and dollar amounts.

         7. Prepare, file or transmit all federal, state and local government reports and returns as required by law with respect to each Account maintained on behalf of a Plan.

                                   SCHEDULE C

                                  SERVICE FEES

         MFS or its affiliates will pay a Service Fee to the Company equal, on an annualized basis, to 0.10% per annum of the aggregate net assets of the Trust attributable to the Plans' investments in the Trust. Such fee shall be paid quarterly (on a calendar year basis) in arrears. In no event shall such fee be paid by the Trust or its shareholders.

                                 EXHIBIT 13
VA--MONEY MARKET FUND
12/31/98                               02/09/99



                           VA SEVEN-DAY AVERAGE YIELD:
                      DAILY
                     DIVIDEND
                    FACTOR, PER          LESS ANNUAL CHARGE
DATE             DISPLAY RATE TABLE        & M&E CHARGES
Dec 31, 1998       0.000129243              0.000041646            0.000087597
Dec 30, 19998      0.000129459              0.000041646            0.000087813
Dec 29, 1998       0.000129395              0.000041646            0.000087749
Dec 28, 1998       0.000125877              0.000041646            0.000084231
Dec 27, 1998       0.000125877              0.000041646            0.000084231
Dec 26, 1998       0.000125877              0.000041646            0.000084231
Dec 25, 1998       0.000125877              0.000041646            0.000084231
                                                                   -----------
                           SUM                                     0.000600082
                                                            (BASE PERIOD RETURN)
                           DIV BY # DAYS                                     7
                                                                   -----------
                           AVERAGE                                 0.000085726
                           TIMES # DAYS IN YR                              365
                                                                   -----------
SEVEN DAY YIELD                                                          3.13%
                                                                   ===========

VA SEVEN-DAY EFFECTIVE YIELD:
                           BASE PERIOD
                           RETURN  (ABOVE)             0.000600081849315068493
                           PLUS 1                                            1
                                                       -----------------------
                                                           1.00060008184931507

                           COMPOUNDED:
                            TO 365/7 POWER:                1.03177497687666723
                            LESS 1                                          -1
                                                       -----------------------
                            EFFECTIVE YIELD                               3.18%
                                                       =======================

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, James C. Barbre, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ James C. Barbre
                                James C. Barbre
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Robert W. Bream, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Robert W. Bream
                                Robert W. Bream
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, W. F. Broxterman, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ W. F. Broxterman
                                W. F. Broxterman
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, James L. Bryan, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ James L. Bryan
                                James L. Bryan
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Loretta M. Burd, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Loretta M. Burd
                                Loretta M. Burd
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Ralph B. Canterbury, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Ralph B. Canterbury
                                Ralph B. Canterbury
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Joseph N. Cugini, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Joseph N. Cugini
                                Joseph N. Cugini
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Rudolf J. Hanley, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Rudolf J. Hanley
                                Rudolf J. Hanley
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Jerald R. Hinrichs, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Jerald R. Hinrichs
                                Jerald R. Hinrichs
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Michael B. Kitchen, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 21st day of February, 1999.


                                /s/ Michael B. Kitchen
                                Michael B. Kitchen
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Robert T. Lynch, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Robert T. Lynch
                                Robert T. Lynch
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Brian L. McDonnell, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Brian L. McDonnell
                                Brian L. McDonnell
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, C. Alan Peppers, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ C. Alan Peppers
                                C. Alan Peppers
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Omer K. Reed, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Omer K. Reed
                                Omer K. Reed
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Richard C. Robertson, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Richard C. Robertson
                                Richard C. Robertson
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Rosemarie M. Shultz, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Rosemarie M. Shultz
                                Rosemarie M. Shultz
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Neil A. Springer, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Neil A. Springer
                                Neil A. Springer
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Farouk D. G. Wang, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Farouk D. G. Wang
                                Farouk D. G. Wang
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Larry T. Wilson, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Kevin
S. Thompson, Michael A. Murphy, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 19th day of February, 1999.


                                /s/ Larry T.  Wilson
                                Larry T.  Wilson
                                Director, CUNA Mutual Life Insurance Company